UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-09813

Scout Funds

(Exact name of registrant as specified in charter)

928 Grand Boulevard
Kansas City, MO 64106

 (Address of principal executive offices) (Zip code)

Scout Investments, Inc.
928 Grand Boulevard
Kansas City, MO 64106

(Name and address of agent for service)

Registrant's telephone number, including area code: (877) 726-8842

Date of fiscal year end: June 30

Date of reporting period: September 30, 2015

Item 1. Schedule of Investments

SCOUT INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

	Shares	Value

COMMON STOCKS — 97.9%
AUSTRALIA — 5.0%
BHP Billiton Ltd.(a)	964,518	$30,498,059
CSL Ltd.	690,102	43,207,060
Woodside Petroleum Ltd.	2,018,718	40,992,147
Woolworths Ltd.	2,302,928	40,152,124
		154,849,390
CANADA — 5.4%
Canadian Natural Resources Ltd.(b)	1,913,183	37,211,409
Enbridge, Inc.(b)	605,216	22,471,670
Imperial Oil Ltd.(b)	1,491,663	47,151,468
Magna International, Inc.(b)	1,247,671	59,900,685
		166,735,232
CHINA — 0.9%
AAC Technologies Holdings, Inc.	4,406,118	27,431,284

COLOMBIA — 1.4%
Bancolombia S.A.(a)	1,374,347	44,253,973

DENMARK — 1.7%
Novo Nordisk A/S(a)	961,524	52,153,062

FRANCE — 7.9%
Air Liquide S.A.	389,888	46,029,352
AXA S.A.	2,368,948	57,271,416
BNP Paribas S.A.	827,517	48,509,936
Carrefour S.A.	1,390,702	41,088,569
Dassault Systemes	313,550	23,124,707
L'Oreal S.A.	172,550	29,895,941
		245,919,921
GERMANY — 14.1%
Allianz S.E.(a)	3,382,339	52,865,959
BASF S.E.	709,275	54,148,696
Bayer A.G.(a)	242,827	31,091,569
Continental A.G.	168,845	35,867,063
Fresenius S.E. & Co. KGaA	621,212	41,650,151
Henkel A.G. & Co. KGaA(a)	388,258	39,819,740
Muenchener Rueckversicherungs-Gesellschaft A.G.	328,956	61,295,578
SAP S.E.(a)	734,596	47,594,475
Siemens A.G.	546,082	48,780,640
Volkswagen A.G.	224,815	24,556,561
		437,670,432
IRELAND — 1.7%
Ryanair Holdings PLC(a)	686,686	53,767,514

JAPAN — 14.7%
CyberAgent, Inc.	643,878	$25,011,224
FANUC Corp.	189,973	29,003,088
Fuji Heavy Industries Ltd.	1,743,017	62,229,332
Honda Motor Co., Ltd.(a)	1,443,779	43,168,992
Japan Tobacco, Inc.	1,966,888	60,581,429
JGC Corp.	2,098,414	27,698,400
Komatsu Ltd.	2,110,999	30,838,376
Kubota Corp.	3,405,960	46,433,940
Nitto Denko Corp.	757,714	45,002,394
Rakuten, Inc.	2,671,638	33,939,702
Sysmex Corp.	492,269	25,769,594
Tokyo Electron Ltd.	526,888	24,656,769
		454,333,240
MEXICO — 3.4%
Grupo Financiero Banorte S.A.B. de C.V. - Class O	10,524,002	51,546,437
Wal-Mart de Mexico S.A.B. de C.V.(a)	2,138,537	52,693,552
		104,239,989
NETHERLANDS — 2.1%
Gemalto N.V.	459,086	29,759,279
Royal Dutch Shell PLC(a)	761,261	36,144,672
		65,903,951
PERU — 1.5%
Credicorp Ltd.	444,052	47,229,371

SINGAPORE — 1.4%
Singapore Telecommunications Ltd.	16,978,680	42,950,775

SOUTH AFRICA — 1.3%
MTN Group Ltd.	3,186,585	40,928,826

SWEDEN — 3.5%
Sandvik A.B.	3,649,446	31,044,272
SKF A.B.(a)	1,033,141	19,080,048
Svenska Cellulosa A.B. SCA - B Shares	2,087,281	58,304,217
		108,428,537
SWITZERLAND — 10.7%
ABB Ltd.*	2,157,628	38,122,670
Adecco S.A.*	815,966	59,652,757
Coca-Cola HBC A.G.*	1,048,792	22,162,493
Givaudan S.A.*	16,250	26,427,509
Nestle S.A.(a)	538,540	40,519,750
Novartis A.G.(a)	455,991	41,914,693
Roche Holding A.G.	196,600	51,843,012
Syngenta A.G.(a)	822,099	52,433,474
		333,076,358
TAIWAN — 2.0%
Largan Precision Co., Ltd.	531,000	41,283,426

MediaTek, Inc.	2,576,000	$19,049,609
		60,333,035
TURKEY — 1.3%
Turkiye Garanti Bankasi A.S.	17,509,828	40,686,881

UNITED KINGDOM — 13.4%
Barclays PLC(a)	3,539,484	52,313,574
Compass Group PLC	2,960,839	47,160,240
Diageo PLC(a)	436,922	47,095,822
HSBC Holdings PLC(a)	1,099,586	41,652,318
Prudential PLC(a)	1,175,760	49,546,526
Reckitt Benckiser Group PLC	556,000	50,352,019
SABMiller PLC	799,688	45,203,964
Standard Life PLC	5,462,666	32,043,895
WPP PLC	2,418,263	50,223,493
		415,591,851
UNITED STATES — 4.5%
Aflac, Inc.	1,231,655	71,596,105
Mettler-Toledo International, Inc.*	130,879	37,266,486
Schlumberger Ltd.	454,571	31,351,762
		140,214,353
TOTAL COMMON STOCKS (Cost $2,520,296,840) — 97.9%		3,036,697,975

SHORT-TERM INVESTMENTS — 1.8%
MONEY MARKET FUNDS
Fidelity Institutional Treasury Portfolio, 0.010%	56,000,000	56,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $56,000,000) — 1.8%		56,000,000

TOTAL INVESTMENTS (Cost $2,576,296,840) — 99.7%		3,092,697,975
Other assets less liabilities — 0.3%		9,519,736

TOTAL NET ASSETS — 100.0%		$3,102,217,711

(equivalent to $29.43 per share; unlimited shares of $1.00 par value capital shares authorized; 105,407,262 shares outstanding)

PLC - Public Limited Company
*	Non-income producing security.
(a)	ADR - American Depositary Receipt.
(b)	Canadian security traded on U.S. stock exchange.

 See accompanying Notes to Schedules of Investments.

SCOUT EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

	Shares	Value

COMMON STOCKS — 92.0%
BRAZIL — 4.2%
BM&FBovespa S.A. - Bolsa de Valores Mercadorias e Futuros	116,500	$325,594
Hypermarcas S.A.*	46,800	180,377
Ouro Fino Saude Animal Participacoes S.A.	25,400	214,630
		720,601

CHINA — 7.2%
Greatview Aseptic Packaging Co., Ltd.	80,000	37,264
Haier Electronics Group Co., Ltd.	370,000	616,818
Haitian International Holdings Ltd.	69,000	113,782
Tencent Holdings Ltd.	27,000	450,458
		1,218,322

FRANCE — 2.9%
Sanofi(a)	10,500	498,435

INDIA — 13.8%
Bharti Airtel Ltd.	146,450	753,780
Essel Propack Ltd.	289,100	670,118
ITC Ltd.	52,300	261,978
Snowman Logistics Ltd.	464,358	668,523
		2,354,399

INDONESIA — 1.6%
Kalbe Farma Tbk P.T.	1,989,000	186,681
Mitra Adiperkasa Tbk P.T.*	406,800	83,304
		269,985

KENYA — 2.6%
Safaricom Ltd.	3,100,100	450,062

MEXICO — 10.5%
Fomento Economico Mexicano S.A.B. de C.V.(a)	6,800	606,900
Fresnillo PLC	30,450	272,443
Grupo Lala S.A.B. de C.V.	247,100	583,805
Megacable Holdings S.A.B. de C.V.	90,962	330,866
		1,794,014

NIGERIA — 1.0%
Nigerian Breweries PLC	223,800	165,104

PERU — 5.6%
Corp Lindley S.A.*	769,893	616,905
InRetail Peru Corp.*(b)	28,697	342,929
		959,834

RUSSIA — 4.7%
Magnit PJSC*	2,560	454,279

Mail.Ru Group Ltd.*(c)	20,240	$352,176
		806,455

SOUTH AFRICA — 8.6%
MTN Group Ltd.	27,559	353,971
Nampak Ltd.	335,500	624,591
Naspers Ltd. - N Shares	3,900	487,035
		1,465,597

SOUTH KOREA — 8.1%
NAVER Corp.	1,510	653,531
Samsung Electronics Co., Ltd.	540	516,629
Samsung Electronics Co., Ltd.(c)	450	212,625
		1,382,785

THAILAND — 3.2%
Mega Lifesciences PCL	1,074,100	541,563

TURKEY — 7.0%
Coca-Cola Icecek A.S.	59,400	679,328
Turk Traktor ve Ziraat Makineleri A.S.	21,228	513,966
		1,193,294

UNITED ARAB EMIRATES — 2.2%
Aramex PJSC	431,600	368,979

UNITED STATES — 6.0%
Anadarko Petroleum Corp.	8,518	514,402
Frank's International N.V.	17,300	265,209
Schlumberger Ltd.	3,429	236,498
		1,016,109

VIETNAM — 2.8%
Vietnam Dairy Products JSC	105,579	469,709

TOTAL COMMON STOCKS (Cost $18,234,369) — 92.0%		15,675,247

TOTAL INVESTMENTS (Cost $18,234,369) — 92.0%		15,675,247
Other assets less liabilities — 8.0%		1,363,028

TOTAL NET ASSETS — 100.0%		$17,038,275

(equivalent to $8.99 per share; unlimited shares of $1.00 par value capital shares authorized; 1,894,451 shares outstanding)

JSC - Joint Stock Company
PCL - Public Company Limited
PJSC - Private Joint Stock Company
PLC - Public Limited Company
*	Non-income producing security.
(a)	ADR - American Depositary Receipt.
(b)	144A restricted security.
(c)	GDR - Global Depositary Receipt.

See accompanying Notes to Schedules of Investments.

SCOUT GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

	Shares	Value

COMMON STOCKS — 91.9%
AUSTRALIA — 1.3%
Amcor Ltd.	14,010	$129,509

CANADA — 3.7%
Enbridge, Inc.(a)	1,990	73,889
Gildan Activewear, Inc.	3,280	98,925
Imperial Oil Ltd.(a)	2,650	83,766
Magna International, Inc.(a)	2,030	97,460
		354,040
DENMARK — 0.5%
Pandora A/S	420	48,998

FRANCE — 8.8%
Accor S.A.	2,550	118,994
Air Liquide S.A.(b)	4,080	96,411
AXA S.A.	7,760	187,605
BNP Paribas S.A.	3,220	188,760
Sanofi(b)	3,200	151,904
Valeo S.A.	800	107,945
		851,619
GERMANY — 3.6%
BASF S.E.(b)	1,320	100,861
Bayer A.G.(b)	1,130	144,685
Muenchener Rueckversicherungs-Gesellschaft A.G.	580	108,074
		353,620
IRELAND — 1.7%
Ryanair Holdings PLC(b)	2,050	160,515

JAPAN — 7.9%
FANUC Corp.(b)	5,150	132,097
Japan Tobacco, Inc.	4,000	123,203
Kao Corp.(b)	3,900	177,138
Rakuten, Inc.	6,033	76,641
Sysmex Corp.	3,100	162,281
Toyota Motor Corp.(b)	820	96,170
		767,530
MEXICO — 0.8%
Grupo Financiero Banorte S.A.B. de C.V. - Class O	16,000	78,368

NETHERLANDS — 1.4%
NXP Semiconductor N.V.*	1,603	139,573

SWEDEN — 0.9%
Hennes & Mauritz A.B.(b)	12,138	87,758

SWITZERLAND — 2.1%
Nestle S.A.(b)	1,740	$130,917
Roche Holding A.G.(b)	2,204	72,622
		203,539
UNITED KINGDOM — 2.9%
Diageo PLC(b)	761	82,028
Prudential PLC(b)	3,270	137,798
Vodafone Group PLC(b)	1,850	58,719
		278,545
UNITED STATES — 56.3%
Adobe Systems, Inc.*	2,370	194,861
Alaska Air Group, Inc.	1,510	119,970
Allergan PLC*	720	195,703
AMC Networks, Inc. - Class A*	1,400	102,438
Avago Technologies Ltd.	1,267	158,388
Boeing Co.	1,390	182,020
Charles Schwab Corp.	8,083	230,850
Chevron Corp.	1,180	93,078
CNO Financial Group, Inc.	5,742	108,007
Cognizant Technology Solutions Corp. - Class A*	2,530	158,403
Computer Sciences Corp.	1,760	108,029
Dominion Resources, Inc.	1,334	93,887
Facebook, Inc. - Class A*	1,134	101,947
Fidelity National Information Services, Inc.	2,090	140,197
General Electric Co.	7,460	188,141
Gilead Sciences, Inc.	1,180	115,864
Google, Inc. - Class A*	248	158,316
Google, Inc. - Class C*	151	91,871
Hartford Financial Services Group, Inc.	5,108	233,844
Home Depot, Inc.	1,387	160,185
KeyCorp	14,037	182,621
Kraft Heinz Co.	2,667	188,237
Marriott International, Inc. - Class A	1,700	115,940
Marsh & McLennan Cos., Inc.	1,815	94,779
Mettler-Toledo International, Inc.*	390	111,049
Micron Technology, Inc.*	1,910	28,612
Microsoft Corp.	4,370	193,416
NVR, Inc.*	90	137,270
Perrigo Co. PLC	660	103,798
Phillips 66	1,340	102,966
Priceline Group, Inc.*	110	136,055
Schlumberger Ltd.	1,700	117,249
Signature Bank*	1,474	202,763
Texas Instruments, Inc.	2,990	148,065
Tyson Foods, Inc. - Class A	1,975	85,123
Verizon Communications, Inc.	3,060	133,141
Walgreens Boots Alliance, Inc.	1,130	93,903
Walt Disney Co.	1,700	173,740

Zoetis, Inc.	4,290	$176,662
		5,461,388
TOTAL COMMON STOCKS (Cost $8,082,110) — 91.9%		8,915,002

TOTAL INVESTMENTS (Cost $8,082,110) — 91.9%		8,915,002
Other assets less liabilities — 8.1%		784,871

TOTAL NET ASSETS — 100.0%		$9,699,873

(equivalent to $12.32 per share; unlimited shares of $1.00 par value capital shares authorized; 787,339 shares outstanding)

PLC - Public Limited Company
*	Non-income producing security.
(a)	Canadian security traded on U.S. stock exchange.
(b)	ADR - American Depositary Receipt.

See accompanying Notes to Schedules of Investments.

SCOUT EQUITY OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

	Shares	Value

COMMON STOCKS — 98.5%
CONSUMER DISCRETIONARY — 32.2%
Amazon.com, Inc.*	252	$128,996
Cinemark Holdings, Inc.	6,874	223,336
Comcast Corp. - Class A	4,871	277,062
Gildan Activewear, Inc.	8,192	247,071
Hilton Worldwide Holdings, Inc.	8,982	206,047
Liberty Broadband Corp. - Class C*	4,031	206,266
Liberty Ventures - Class A*	3,220	129,927
Lions Gate Entertainment Corp.	2,187	80,482
Nexstar Broadcasting Group, Inc. - Class A	4,280	202,658
Priceline Group, Inc.*	196	242,425
PVH Corp.	1,815	185,021
Rakuten, Inc.	9,100	115,604
Sally Beauty Holdings, Inc.*	7,831	185,986
Service Corp. International	14,593	395,470
ServiceMaster Global Holdings, Inc.*	6,061	203,347
Starz - Class A*	4,734	176,768
Time Warner, Inc.	3,483	239,456
VF Corp.	2,976	202,993
Vista Outdoor, Inc.*	3,745	166,390
Walt Disney Co.	1,098	112,216
Whirlpool Corp.	550	80,993
		4,008,514
CONSUMER STAPLES — 11.1%
Anheuser-Busch InBev N.V.(a)	1,811	192,545
Ingles Markets, Inc. - Class A	1,952	93,364
Kroger Co.	10,274	370,583
Molson Coors Brewing Co. - Class B	2,077	172,433
Spectrum Brands Holdings, Inc.	2,594	237,377
Walgreens Boots Alliance, Inc.	3,737	310,545
		1,376,847
FINANCIALS — 6.5%
Lazard Ltd. - Class A	2,767	119,811
PacWest Bancorp	3,338	142,900
PrivateBancorp, Inc.	4,725	181,109
SVB Financial Group*	1,576	182,091
Zions Bancorporation	6,582	181,268
		807,179
HEALTH CARE — 11.6%
Allergan PLC*	1,272	345,742
AMAG Pharmaceuticals, Inc.*	4,884	194,041
Boston Scientific Corp.*	9,044	148,412
Celgene Corp.*	1,580	170,909
Centene Corp.*	3,199	173,482
Envision Healthcare Holdings, Inc.*	7,659	281,775

Horizon Pharma PLC*	6,267	$124,212
		1,438,573
INDUSTRIALS — 9.6%
General Dynamics Corp.	1,506	207,753
General Electric Co.	6,703	169,050
HD Supply Holdings, Inc.*	5,824	166,683
Honeywell International, Inc.	2,916	276,116
Orbital ATK, Inc.	1,521	109,314
Sensata Technologies Holding N.V.*	5,836	258,768
		1,187,684
INFORMATION TECHNOLOGY — 18.8%
Activision Blizzard, Inc.	3,469	107,157
Amphenol Corp. - Class A	4,365	222,440
Facebook, Inc. - Class A*	3,640	327,236
Google, Inc. - Class C*	374	227,549
Integrated Device Technology, Inc.*	6,097	123,769
Microsoft Corp.	4,256	188,371
NXP Semiconductor N.V.*	3,488	303,700
Synaptics, Inc.*	2,142	176,629
TE Connectivity Ltd.	4,259	255,072
Visa, Inc. - Class A	3,310	230,575
Xilinx, Inc.	4,272	181,133
		2,343,631
MATERIALS — 7.4%
Ball Corp.	3,172	197,298
Berry Plastics Group, Inc.*	10,710	322,050
Crown Holdings, Inc.*	6,388	292,251
Sherwin-Williams Co.	503	112,058
		923,657
TELECOMMUNICATION SERVICES — 1.3%
Level 3 Communications, Inc.*	3,690	161,216

TOTAL COMMON STOCKS (Cost $12,667,521) — 98.5%		12,247,301

TOTAL INVESTMENTS (Cost $12,667,521) — 98.5%		12,247,301
Other assets less liabilities — 1.5%		188,098

TOTAL NET ASSETS — 100.0%		$12,435,399

(equivalent to $11.12 per share; unlimited shares of $1.00 par value capital shares authorized; 1,118,395 shares outstanding)

PLC - Public Limited Company
*	Non-income producing security.
(a)	ADR - American Depositary Receipt.

See accompanying Notes to Schedules of Investments.

SCOUT MID CAP FUND
SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)
	Shares	Value

COMMON STOCKS — 97.8%
CONSUMER DISCRETIONARY — 19.8%
American Eagle Outfitters, Inc.	734,175	$11,475,155
Big Lots, Inc.	257,240	12,326,941
Chipotle Mexican Grill, Inc.*	2,883	2,076,481
Cracker Barrel Old Country Store, Inc.	38,000	5,596,640
Darden Restaurants, Inc.	190,875	13,082,572
Dollar Tree, Inc.*	81,450	5,429,457
DR Horton, Inc.	370,777	10,886,013
DSW, Inc. - Class A	281,625	7,127,929
Expedia, Inc.	78,000	9,179,040
Hanesbrands, Inc.	188,025	5,441,444
Harman International Industries, Inc.	101,350	9,728,586
Lear Corp.	142,300	15,479,394
Lululemon Athletica, Inc.*	155,550	7,878,608
NVR, Inc.*	4,121	6,285,432
O'Reilly Automotive, Inc.*	56,250	14,062,500
Panera Bread Co. - Class A*	44,862	8,676,759
Priceline Group, Inc.*	5,321	6,581,332
PulteGroup, Inc.	736,575	13,899,170
PVH Corp.	93,900	9,572,166
Ross Stores, Inc.	136,050	6,594,344
Royal Caribbean Cruises Ltd.(a)	269,250	23,987,482
Sally Beauty Holdings, Inc.*	239,600	5,690,500
Texas Roadhouse, Inc.	569,275	21,177,030
Thor Industries, Inc.	230,849	11,957,978
Tractor Supply Co.	167,675	14,138,356
Ulta Salon, Cosmetics & Fragrance, Inc.*	109,025	17,809,234
		276,140,543
CONSUMER STAPLES — 9.0%
Casey's General Stores, Inc.	143,475	14,766,447
ConAgra Foods, Inc.	508,700	20,607,437
Hain Celestial Group, Inc.*	145,775	7,521,990
Hormel Foods Corp.	174,750	11,063,422
JM Smucker Co.	94,050	10,730,165
Kroger Co.	459,350	16,568,754
Molson Coors Brewing Co. - Class B	114,700	9,522,394
Monster Beverage Corp.*	96,911	13,096,553
Tyson Foods, Inc. - Class A	494,125	21,296,787
		125,173,949
ENERGY — 2.9%
Diamondback Energy, Inc.*	78,975	5,101,785
Energen Corp.	165,400	8,246,844
Gulfport Energy Corp.*	320,100	9,500,568
Oceaneering International, Inc.	177,000	6,952,560
Pioneer Natural Resources Co.	83,462	10,152,318
		39,954,075

FINANCIALS — 24.0%
Affiliated Managers Group, Inc.*	95,323	$16,299,280
Arch Capital Group Ltd.*(a)	301,275	22,134,674
Axis Capital Holdings Ltd.(a)	174,803	9,390,417
BankUnited, Inc.	518,800	18,547,100
CBOE Holdings, Inc.	195,371	13,105,487
Hartford Financial Services Group, Inc.	632,700	28,965,006
Host Hotels & Resorts, Inc. REIT	471,500	7,454,415
KeyCorp	1,739,604	22,632,248
Lincoln National Corp.	421,000	19,980,660
National Retail Properties, Inc. REIT	506,650	18,376,195
Omega Healthcare Investors, Inc. REIT	596,450	20,965,217
Outfront Media, Inc. REIT	670,114	13,938,371
Public Storage REIT	128,900	27,279,107
Senior Housing Properties Trust REIT	1,676,900	27,165,780
Signature Bank*	119,726	16,469,509
SunTrust Banks, Inc.	385,275	14,732,916
T. Rowe Price Group, Inc.	255,300	17,743,350
White Mountains Insurance Group Ltd.(a)	18,775	14,030,558
Zions Bancorporation	233,425	6,428,525
		335,638,815
HEALTH CARE — 10.0%
ABIOMED, Inc.*	88,200	8,181,432
AmerisourceBergen Corp.	56,350	5,352,687
Amsurg Corp.*	133,723	10,391,614
BioMarin Pharmaceutical, Inc.*	29,050	3,059,546
Centene Corp.*	93,500	5,070,505
Cigna Corp.	42,600	5,751,852
DaVita HealthCare Partners, Inc.*	141,375	10,225,654
Edwards Lifesciences Corp.*	94,925	13,495,487
Health Net, Inc.*	145,300	8,749,966
Humana, Inc.	48,043	8,599,697
Incyte Corp.*	48,425	5,342,730
Isis Pharmaceuticals, Inc.*	83,675	3,382,144
Medivation, Inc.*	99,200	4,216,000
Molina Healthcare, Inc.*	77,047	5,304,686
PAREXEL International Corp.*	157,086	9,726,765
PerkinElmer, Inc.	188,400	8,658,864
Perrigo Co. PLC(a)	20,678	3,252,029
St. Jude Medical, Inc.	190,250	12,002,872
Universal Health Services, Inc. - Class B	37,950	4,736,540
Vertex Pharmaceuticals, Inc.*	36,450	3,795,903
		139,296,973
INDUSTRIALS — 9.2%
Acuity Brands, Inc.	100,100	17,575,558
AMERCO	24,975	9,826,913
BWX Technologies, Inc.	751,050	19,797,678
Hexcel Corp.	140,475	6,301,709
Huntington Ingalls Industries, Inc.	98,425	10,546,239
JetBlue Airways Corp.*	75,150	1,936,616
Kirby Corp.*	71,760	4,445,532
ManpowerGroup, Inc.	111,050	9,093,884
Southwest Airlines Co.	378,575	14,400,993

Textron, Inc.	153,134	$5,763,964
Timken Co.	41,900	1,151,831
Trinity Industries, Inc.	60,375	1,368,701
United Rentals, Inc.*	154,425	9,273,221
Verisk Analytics, Inc. - Class A*	221,875	16,398,781
		127,881,620
INFORMATION TECHNOLOGY — 13.6%
Activision Blizzard, Inc.	387,450	11,968,330
Avago Technologies Ltd.(a)	43,050	5,381,680
Avnet, Inc.	137,241	5,857,446
Computer Sciences Corp.	691,150	42,422,787
DST Systems, Inc.	186,656	19,625,012
Fidelity National Information Services, Inc.	121,300	8,136,804
Harris Corp.	188,225	13,768,659
HomeAway, Inc.*	86,875	2,305,663
IAC/InterActiveCorp	105,625	6,894,144
Micron Technology, Inc.*	472,850	7,083,293
NVIDIA Corp.	516,000	12,719,400
NXP Semiconductor N.V.*(a)	82,250	7,161,507
Palo Alto Networks, Inc.*	109,000	18,748,000
Science Applications International Corp.	292,008	11,741,642
Skyworks Solutions, Inc.	105,321	8,869,081
Take-Two Interactive Software, Inc.*	262,825	7,550,962
		190,234,410
MATERIALS — 2.2%
Agnico Eagle Mines Ltd.(a)	371,925	9,417,141
CF Industries Holdings, Inc.	96,685	4,341,156
Louisiana-Pacific Corp.*	329,625	4,693,860
Martin Marietta Materials, Inc.	60,348	9,169,879
Vulcan Materials Co.	42,725	3,811,070
		31,433,106
UTILITIES — 7.1%
Atmos Energy Corp.	976,657	56,821,904
DTE Energy Co.	284,775	22,887,367
Xcel Energy, Inc.	549,575	19,460,451
		99,169,722
TOTAL COMMON STOCKS (Cost $1,342,834,239) — 97.8%		1,364,923,213

SHORT-TERM INVESTMENTS — 1.8%
MONEY MARKET FUNDS
Fidelity Institutional Treasury Portfolio, 0.010%	25,000,000	25,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $25,000,000) — 1.8%		25,000,000

TOTAL INVESTMENTS (Cost $1,367,834,239) — 99.6%	$1,389,923,213
Other assets less liabilities — 0.4%	6,007,821

TOTAL NET ASSETS — 100.0%	$1,395,931,034

(equivalent to $15.11 per share; unlimited shares of $1.00 par value capital shares authorized; 92,368,319 shares outstanding)

PLC - Public Limited Company
REIT - Real Estate Investment Trust
*	Non-income producing security.
(a)	Foreign security denominated in U.S. dollars.

 See accompanying Notes to Schedules of Investments.

SCOUT SMALL CAP FUND
SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

	Shares	Value

COMMON STOCKS — 99.3%
CONSUMER DISCRETIONARY — 16.8%
Buckle, Inc.	131,825	$4,873,570
Cracker Barrel Old Country Store, Inc.	49,300	7,260,904
iRobot Corp.*	122,600	3,572,564
Monro Muffler Brake, Inc.	101,700	6,869,835
Sotheby's	107,500	3,437,850
Steiner Leisure Ltd.*(a)	100,857	6,372,145
Thor Industries, Inc.	55,931	2,897,226
Weight Watchers International, Inc.*	155,814	994,094
		36,278,188
ENERGY — 1.0%
Geospace Technologies Corp.*	60,860	840,476
Gulfport Energy Corp.*	47,600	1,412,768
		2,253,244
FINANCIALS — 11.0%
CNO Financial Group, Inc.	212,600	3,999,006
Cohen & Steers, Inc.	107,726	2,957,079
EverBank Financial Corp.	140,500	2,711,650
Hilltop Holdings, Inc.*	119,800	2,373,238
LendingTree, Inc.*	45,800	4,260,774
Mid-America Apartment Communities, Inc. REIT	41,400	3,389,418
PRA Group, Inc.*	77,710	4,112,413
		23,803,578
HEALTH CARE — 31.4%
Acorda Therapeutics, Inc.*	75,000	1,988,250
Adeptus Health, Inc. - Class A*	28,600	2,309,736
Air Methods Corp.*	98,500	3,357,865
Akorn, Inc.*	146,000	4,161,730
Bruker Corp.*	265,400	4,360,522
Centene Corp.*	110,500	5,992,415
Cynosure, Inc. - Class A*	174,000	5,226,960
Genomic Health, Inc.*	70,600	1,493,896
HealthEquity, Inc.*	50,000	1,477,500
HMS Holdings Corp.*	105,000	920,850
ICU Medical, Inc.*	60,145	6,585,877
Impax Laboratories, Inc.*	94,000	3,309,740
Omnicell, Inc.*	160,300	4,985,330
PRA Health Sciences, Inc.*	136,000	5,280,880
Sirona Dental Systems, Inc.*	42,800	3,994,952
Supernus Pharmaceuticals, Inc.*	55,200	774,456
Team Health Holdings, Inc.*	111,800	6,040,554
U.S. Physical Therapy, Inc.	90,050	4,042,345
Vascular Solutions, Inc.*	45,900	1,487,619
		67,791,477

INDUSTRIALS — 11.7%
Aegion Corp.*	139,800	$2,303,904
Alaska Air Group, Inc.	79,900	6,348,055
Celadon Group, Inc.	141,600	2,268,432
Chart Industries, Inc.*	45,500	874,055
Power Solutions International, Inc.*	37,908	860,891
PowerSecure International, Inc.*	217,600	2,506,752
Proto Labs, Inc.*	38,100	2,552,700
Radiant Logistics, Inc.*	223,800	998,148
Teledyne Technologies, Inc.*	37,900	3,422,370
Triumph Group, Inc.	31,100	1,308,688
WageWorks, Inc.*	38,700	1,744,596
		25,188,591
INFORMATION TECHNOLOGY — 25.2%
Acxiom Corp.*	34,700	685,672
ADTRAN, Inc.	83,900	1,224,940
Ambarella, Inc.*(a)	66,700	3,854,593
Amber Road, Inc.*	55,700	235,054
BroadSoft, Inc.*	206,900	6,198,724
Covisint Corp.*	117,945	253,582
Daktronics, Inc.	228,800	1,983,696
Descartes Systems Group, Inc.*(a)	105,800	1,871,602
Electronics for Imaging, Inc.*	67,500	2,921,400
ePlus, Inc.*	43,900	3,471,173
II-VI, Inc.*	214,500	3,449,160
InvenSense, Inc.*	190,200	1,766,958
j2 Global, Inc.	115,400	8,176,090
Jack Henry & Associates, Inc.	112,900	7,858,969
Liquidity Services, Inc.*	118,400	874,976
Monotype Imaging Holdings, Inc.	138,400	3,019,888
Semtech Corp.*	139,200	2,101,920
Stratasys Ltd.*(a)	69,945	1,852,843
Veeco Instruments, Inc.*	125,800	2,580,158
		54,381,398
MATERIALS — 2.2%
Balchem Corp.	63,500	3,858,895
Carpenter Technology Corp.	32,500	967,525
		4,826,420
TOTAL COMMON STOCKS (Cost $175,778,365) — 99.3%		214,522,896

TOTAL INVESTMENTS (Cost $175,778,365) — 99.3%		214,522,896
Other assets less liabilities — 0.7%		1,616,373

TOTAL NET ASSETS — 100.0%		$216,139,269

(equivalent to $23.46 per share; unlimited shares of $1.00 par value capital shares authorized; 9,213,380 shares outstanding)

REIT - Real Estate Investment Trust
*	Non-income producing security.
(a)	Foreign security denominated in U.S. dollars.

See accompanying Notes to Schedules of Investments.

SCOUT LOW DURATION BOND FUND
SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

	Principal Amount	Value

ASSET-BACKED SECURITIES — 12.9%
AmeriCredit Automobile Receivables Trust
Series 2014-1, Class A2, 0.570%, 7/10/17(a)	$21,894	$21,894
Series 2013-1, Class A3, 0.610%, 10/10/17(a)	111,573	111,539
Series 2015-1, Class A2A, 0.770%, 4/9/18(a)	152,420	152,367
Series 2015-2, Class A2A, 0.830%, 9/10/18(a)	505,000	504,841
Bank of The West Auto Trust Series 2015-1, Class A3, 1.310%, 10/15/19(a)(b)	530,000	530,424
Citibank Credit Card Issuance Trust Series 2013-A6, Class A6, 1.320%, 9/7/18(a)	500,000	502,442
Countrywide Asset-Backed Certificates Series 2006-S10, Class A2, 0.414%, 10/25/36(a)(c)	149,301	147,647
Ford Credit Auto Owner Trust Series 2015-A, Class A3, 1.280%, 9/15/19(a)	205,000	205,590
GMACM Home Equity Loan Trust Series 2003-HE1, Class A3, 0.474%, 4/25/33(a)(c)	357,184	333,203
GSAA Trust Series 2006-S1, Class 1A1, 0.514%, 1/25/37(a)(c)	138,404	50,055
Hertz Vehicle Financing, LLC Series 2013-1A, Class A1, 1.120%, 8/25/17(a)(b)	445,000	445,318
Home Equity Loan Trust Series 2003-HS1, Class AI6, 3.830%, 2/25/33(a)(c)	349	348
Home Equity Mortgage Trust Series 2006-1, Class A2, 5.800%, 5/25/36(a)	88,761	66,020
Honda Auto Receivables Owner Trust Series 2014-4, Class A3, 0.990%, 9/17/18(a)	545,000	544,759
Huntington Auto Trust
Series 2012-2, Class A3, 0.510%, 4/17/17(a)	47,991	47,978
Series 2015-1, Class A3, 1.240%, 9/16/19(a)	425,000	424,787
Hyundai Auto Receivables Trust
Series 2013-B, Class A3, 0.710%, 9/15/17(a)	180,594	180,580
Series 2015-A, Class A2, 0.680%, 10/16/17(a)	174,420	174,404
IndyMac Home Equity Loan Trust Series 2004-2, Class A, 0.314%, 9/28/36(a)(c)	66,879	66,180
MSCC Heloc Trust Series 2007-1, Class A, 0.294%, 12/25/31(a)(c)	270,505	260,064
Nissan Auto Receivables Owner Trust
Series 2013-B, Class A3, 0.840%, 11/15/17(a)	331,476	331,576
Series 2014-A, Class A3, 0.720%, 8/15/18(a)	330,000	329,657
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2006-S1, Class A2, 0.814%, 1/25/36(a)(b)(c)	44,096	42,265
SLM Student Loan Trust Series 2005-10, Class A4, 0.405%, 10/25/19(a)(c)	56,634	56,429
Structured Asset Securities Corp. Mortgage Loan Trust Series 2005-S7, Class A2, 0.494%, 12/25/35(a)(b)(c)	52,065	51,046
SunTrust Auto Receivables Trust Series 2015-1A, Class A2, 0.990%, 6/15/18(a)(b)	470,000	470,044
Toyota Auto Receivables Owner Trust Series 2015-A, Class A2, 0.710%, 7/17/17(a)	145,000	145,003

TOTAL ASSET-BACKED SECURITIES (Cost $6,182,237) — 12.9%		6,196,460

COMMERCIAL MORTGAGE-BACKED SECURITIES — 5.9%
Banc of America Commercial Mortgage Trust Series 2006-1, Class A4, 5.372%, 9/10/45(a)(c)	$15,761	$15,775
Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2005-6, Class A4, 5.315%, 9/10/47(a)(c)	106,045	105,934
Banc of America Re-REMIC Trust Series 2009-UB1, Class A4A, 5.664%, 6/24/50(a)(b)(c)	273,539	280,241
Citigroup Commercial Mortgage Trust Series 2014-GC19, Class A1, 1.199%, 3/10/47(a)	110,876	109,063
COMM Mortgage Trust
Series 2013-LC13, Class A1, 1.309%, 8/10/46(a)	78,990	78,867
Series 2014-CR15, Class A1, 1.218%, 2/10/47(a)	85,190	85,090
Series 2014-CR16, Class A1, 1.445%, 4/10/47(a)	86,217	86,382
GS Mortgage Securities Corp. II
Series 2012-GCJ9, Class A1, 0.662%, 11/10/45(a)	45,620	45,515
Series 2013-GC10, Class A1, 0.696%, 2/10/46(a)	7,089	7,088
GS Mortgage Securities Trust Series 2012-GCJ7, Class A1, 1.144%, 5/10/45(a)	158,534	158,612
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2014-CBM, Class A, 1.107%, 10/15/29(b)(c)	400,000	396,897
Series 2012-C8, Class A1, 0.705%, 10/15/45(a)	52,909	52,862
Series 2013-C16, Class A1, 1.223%, 12/15/46(a)	105,225	105,271
JPMBB Commercial Mortgage Securities Trust Series 2013-C12, Class A1, 1.085%, 7/15/45(a)	304,552	304,373
Merrill Lynch Mortgage Trust Series 2005-LC1, Class A4, 5.291%, 1/12/44(a)(c)	154,309	154,269
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C6, Class A1, 0.664%, 11/15/45(a)	154,799	154,501
Series 2013-C7, Class A1, 0.738%, 2/15/46(a)	42,558	42,490
Series 2013-C9, Class A1, 0.825%, 5/15/46(a)	69,165	69,085
WF-RBS Commercial Mortgage Trust
Series 2012-C9, Class A1, 0.673%, 11/15/45(a)	61,674	61,425
Series 2012-C10, Class A1, 0.734%, 12/15/45(a)	76,354	76,096
Series 2013-C17, Class A1, 1.154%, 12/15/46(a)	425,790	425,339

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $2,846,568) — 5.9%		2,815,175

CORPORATE BONDS — 42.0%
21st Century Fox America, Inc. 8.000%, 10/17/16	285,000	304,627
Aflac, Inc. 2.650%, 2/15/17	205,000	209,361
Ally Financial, Inc.
5.500%, 2/15/17	370,000	379,250
3.250%, 2/13/18	105,000	103,425
American Express Credit Corp. 1.125%, 6/5/17	360,000	358,176
American Honda Finance Corp.
1.500%, 9/11/17(b)	190,000	190,806
1.500%, 3/13/18	105,000	104,818
American International Group, Inc. 5.850%, 1/16/18	630,000	689,716
Anadarko Petroleum Corp. 6.375%, 9/15/17	415,000	447,839
ArcelorMittal 6.125%, 6/1/18	15,000	14,700
AT&T, Inc. 2.450%, 6/30/20(a)	310,000	305,222
Bank of America Corp.
3.875%, 3/22/17	150,000	154,964

1.700%, 8/25/17	$615,000	$616,616
Barclays PLC 2.000%, 3/16/18	240,000	239,838
British Telecommunications PLC 1.250%, 2/14/17	185,000	184,761
Capital One N.A.
1.500%, 9/5/17(a)	250,000	248,834
1.650%, 2/5/18(a)	250,000	247,523
Caterpillar Financial Services Corp. 1.700%, 6/16/18	260,000	261,006
Citigroup, Inc.
4.450%, 1/10/17	460,000	478,327
1.850%, 11/24/17	310,000	310,726
Coca-Cola Enterprises, Inc. 2.000%, 8/19/16	270,000	272,192
ConocoPhillips Co. 1.500%, 5/15/18	245,000	244,774
Credit Suisse 1.375%, 5/26/17	360,000	359,672
Daimler Finance North America, LLC 1.375%, 8/1/17(b)	220,000	217,184
Deutsche Bank A.G.
6.000%, 9/1/17	150,000	161,658
1.875%, 2/13/18	180,000	179,503
Deutsche Telekom International Finance B.V. 2.250%, 3/6/17(b)	215,000	217,890
Devon Energy Corp. 2.250%, 12/15/18(a)	105,000	105,196
DPL, Inc. 6.500%, 10/15/16(a)	56,000	56,280
Duke Energy Indiana, Inc. 6.050%, 6/15/16	175,000	181,382
Ensco PLC 4.700%, 3/15/21	115,000	96,841
ERAC USA Finance, LLC 6.375%, 10/15/17(b)	330,000	360,366
Ford Motor Credit Co., LLC
4.250%, 2/3/17	545,000	563,175
1.724%, 12/6/17	465,000	461,886
Freeport-McMoRan, Inc. 4.000%, 11/14/21	140,000	109,200
General Electric Capital Corp.
2.300%, 4/27/17	240,000	244,910
2.300%, 1/14/19	570,000	579,729
General Mills, Inc. 1.400%, 10/20/17	125,000	125,043
Goldman Sachs Group, Inc.
3.625%, 2/7/16	540,000	545,171
2.900%, 7/19/18	105,000	107,725
Hartford Financial Services Group, Inc.
5.500%, 10/15/16	197,000	204,492
5.375%, 3/15/17	515,000	544,643
HSBC USA, Inc. 2.000%, 8/7/18	195,000	195,311
ING Bank N.V. 3.750%, 3/7/17(b)	630,000	650,520
IPALCO Enterprises, Inc. 5.000%, 5/1/18(a)	240,000	251,400
Jersey Central Power & Light Co. 5.650%, 6/1/17	316,000	337,159
JPMorgan Chase & Co.
2.600%, 1/15/16	185,000	185,991

1.350%, 2/15/17	$215,000	$215,280
1.625%, 5/15/18	50,000	49,691
Kraft Heinz Foods Co. 2.800%, 7/2/20(a)(b)	325,000	327,129
Liberty Mutual Group, Inc. 6.700%, 8/15/16(b)	285,000	298,463
Liberty Property LP 5.500%, 12/15/16	175,000	183,167
Marathon Oil Corp. 2.700%, 6/1/20(a)	230,000	222,880
MetLife, Inc. 1.756%, 12/15/17	755,000	760,361
Morgan Stanley
2.650%, 1/27/20	115,000	115,544
2.800%, 6/16/20	235,000	236,330
New York Life Global Funding
1.125%, 3/1/17(b)	95,000	95,055
1.450%, 12/15/17(b)	215,000	215,135
1.300%, 4/27/18(b)	180,000	179,759
Noble Holding International Ltd.
2.500%, 3/15/17	105,000	97,646
4.000%, 3/16/18	90,000	85,246
PNC Bank N.A. 1.850%, 7/20/18(a)	275,000	276,177
Principal Life Global Funding II 1.500%, 9/11/17(b)	255,000	255,215
Prudential Financial, Inc. 3.000%, 5/12/16	270,000	273,294
PSEG Power, LLC 2.450%, 11/15/18(a)	245,000	244,407
Shell International Finance B.V. 2.125%, 5/11/20	355,000	355,367
Southern Power Co. 1.500%, 6/1/18	190,000	187,700
Teck Resources Ltd.
3.000%, 3/1/19	35,000	24,938
4.500%, 1/15/21(a)	90,000	60,660
Transocean, Inc. 5.550%, 12/15/16	430,000	424,625
UBS A.G. 5.875%, 12/20/17	145,000	157,880
Union Pacific Railroad Co. 2003 Pass-Through Trust 4.698%, 1/2/24	97,829	104,433
Vale Overseas Ltd. 4.625%, 9/15/20	120,000	114,654
Verizon Communications, Inc. 3.650%, 9/14/18	380,000	400,554
Volkswagen Group of America Finance, LLC 1.650%, 5/22/18(b)	115,000	109,082
Wells Fargo & Co. 1.400%, 9/8/17	655,000	655,452

TOTAL CORPORATE BONDS (Cost $20,251,520) — 42.0%		20,135,952

MORTGAGE-BACKED SECURITIES — 26.1%
Fannie Mae Pool 1.730%, 1/1/17	410,000	415,669
Fannie Mae REMICS
Series 2011-6, Class BA, 2.750%, 6/25/20	67,690	68,700
Series 2011-143, Class AC, 1.750%, 4/25/21	361,460	365,615

Series 2011-145, Class A, 1.750%, 6/25/21	$381,259	$385,256
Series 2011-143, Class M, 1.750%, 1/25/22	170,383	171,883
Series 2008-76, Class GF, 0.844%, 9/25/23(c)	52,071	52,371
Series 2013-136, Class KA, 2.000%, 5/25/25	399,470	405,242
Series 2011-122, Class A, 3.000%, 12/25/25	182,278	188,423
Series 2011-88, Class AB, 2.500%, 9/25/26	203,344	206,385
Fannie Mae-Aces
Series 2012-M17, Class ASQ2, 0.953%, 11/25/15	19,058	19,065
Series 2014-M3, Class ASQ2, 0.558%, 3/25/16	115,283	115,254
Series 2013-M1, Class ASQ2, 1.074%, 11/25/16	236,331	237,145
Series 2014-M9, Class ASQ1, 0.678%, 4/25/17	110,205	110,269
Series 2014-M9, Class ASQ2, 1.462%, 4/25/17	1,220,000	1,229,912
Series 2012-M13, Class ASQ2, 1.246%, 8/25/17	726,901	730,472
Series 2014-M13, Class ASQ2, 1.637%, 11/25/17	366,370	371,052
Series 2014-M6, Class FA, 0.497%, 12/25/17(c)	214,849	214,925
Series 2012-M9, Class ASQ2, 1.513%, 12/25/17	554,803	558,231
Series 2015-M7, Class ASQ1, 0.882%, 4/25/18	244,848	245,329
Series 2015-M7, Class ASQ2, 1.550%, 4/25/18	225,000	226,888
Series 2013-M13, Class A, 1.600%, 5/25/18	278,391	281,398
Series 2012-M8, Class ASQ2, 1.520%, 12/25/19	380,622	384,214
Series 2012-M2, Class A1, 1.824%, 2/25/22	157,825	159,825
FHLMC Multifamily Structured Pass-Through Certificates
Series K501, Class A2, 1.655%, 11/25/16(a)	772,705	777,497
Series K502, Class A1, 0.727%, 12/25/16(a)	340,129	340,520
Series K502, Class A2, 1.426%, 8/25/17(a)	160,000	161,215
Series KP02, Class A1, 1.329%, 1/25/20(a)(c)	1,375,515	1,379,118
Freddie Mac Gold Pool 3.000%, 7/1/24	360,107	376,795
Freddie Mac REMICS
Series 4350, Class CA, 2.000%, 10/15/19(a)	346,953	352,808
Series 3836, Class MC, 2.000%, 5/15/20(a)	114,461	115,661
Series 4383, Class JC, 2.000%, 5/15/23(a)	309,580	313,845
Series 3683, Class JH, 2.500%, 12/15/23(a)	92,861	93,400
Series 3939, Class WB, 3.000%, 10/15/25(a)	536,441	553,111
Series 3768, Class DE, 2.250%, 11/15/28(a)	73,875	74,615
Series 4302, Class AB, 1.750%, 11/15/29(a)	407,860	410,981
Series 2764, Class UE, 5.000%, 10/15/32(a)	59,467	62,154
Government National Mortgage Association Series 2014-18, Class HJ, 3.000%, 7/20/36(a)	355,126	360,836

TOTAL MORTGAGE-BACKED SECURITIES (Cost $12,496,836) — 26.1%		12,516,079

OTHER GOVERNMENTS — 0.7%
Petrobras Global Finance B.V.
1.953%, 5/20/16(c)	285,000	268,613
2.429%, 1/15/19(c)	95,000	65,550

TOTAL OTHER GOVERNMENTS (Cost $378,251) — 0.7%		334,163

U.S. GOVERNMENT AND AGENCIES — 11.8%
NCUA Guaranteed Notes Trust
Series 2010-R1, Class 2A, 1.840%, 10/7/20(a)	69,871	70,026
Series 2010-A1, Class A, 0.554%, 12/7/20(a)(c)	561,749	561,223
United States Treasury Note
0.875%, 12/31/16	3,030,000	3,045,189
1.000%, 5/31/18	1,940,000	1,947,099

TOTAL U.S. GOVERNMENT AND AGENCIES (Cost $5,604,721) — 11.8%		5,623,537

SHORT-TERM INVESTMENTS — 1.2%
UMB Money Market Fiduciary, 0.010%	$578,298	$578,298

TOTAL SHORT-TERM INVESTMENTS (Cost $578,298) — 1.2%		578,298

TOTAL INVESTMENTS (Cost $48,338,431) — 100.6%		48,199,664
Liabilities less other assets — (0.6)%		(299,833)

TOTAL NET ASSETS — 100.0%		$47,899,831

(equivalent to $10.04 per share; unlimited shares of $1.00 par value capital shares authorized; 4,771,470 shares outstanding)

LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REMIC - Real Estate Mortgage Investment Conduit
REMICS - Real Estate Mortgage Investment Conduits
(a)	Callable.
(b)	144A restricted security.
(c)	Variable rate security (presented at the current rate as of period end).

See accompanying Notes to Schedules of Investments.

SCOUT CORE BOND FUND
SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

	Principal Amount	Value

ASSET-BACKED SECURITIES — 1.6%
Hertz Vehicle Financing, LLC
Series 2013-1A, Class A1, 1.120%, 8/25/17(a)(b)	$1,925,000	$1,926,375
Series 2015-2A, Class A, 1.120%, 9/25/19(a)(b)	1,155,000	1,154,754
Mid-State Trust XI Series 11, Class A1, 4.864%, 7/15/38(a)	316,839	335,541

TOTAL ASSET-BACKED SECURITIES (Cost $3,397,831) — 1.6%		3,416,670

COMMERCIAL MORTGAGE-BACKED SECURITIES — 5.4%
Banc of America Commercial Mortgage Trust Series 2006-3, Class A4, 5.889%, 7/10/44(a)(c)	1,414,507	1,437,687
Citigroup Commercial Mortgage Trust Series 2012-GC8, Class A1, 0.685%, 9/10/45(a)	458,569	457,828
Commercial Mortgage Pass-Through Certificates Series 2012-CR3, Class A1, 0.666%, 10/15/45(a)	159,681	159,375
Commercial Mortgage Trust Series 2007-GG9, Class A4, 5.444%, 3/10/39(a)	266,413	276,548
GS Mortgage Securities Corp. II Series 2012-GCJ9, Class A1, 0.662%, 11/10/45(a)	530,855	529,629
GS Mortgage Securities Trust Series 2007-GG10, Class A4, 5.989%, 8/10/45(a)(c)	2,457,601	2,591,948
JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-C8, Class A1, 0.705%, 10/15/45(a)	259,357	259,126
JPMBB Commercial Mortgage Securities Trust Series 2013-C14, Class A1, 1.260%, 8/15/46(a)	965,494	966,820
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6, Class A1, 0.664%, 11/15/45(a)	229,383	228,943
Morgan Stanley Re-REMIC Trust Series 2010-GG10, Class A4A, 5.989%, 8/15/45(a)(b)(c)	2,010,915	2,110,485
UBS-Barclays Commercial Mortgage Trust Series 2012-C3, Class A1, 0.726%, 8/10/49(a)	796,232	792,396
Wells Fargo Commercial Mortgage Trust Series 2012-LC5, Class A1, 0.687%, 10/15/45(a)	1,033,839	1,030,605
WF-RBS Commercial Mortgage Trust Series 2012-C10, Class A1, 0.734%, 12/15/45(a)	601,847	599,813

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $11,825,212) — 5.4%		11,441,203

CORPORATE BONDS — 36.5%
AIG Global Funding 1.650%, 12/15/17(b)	515,000	516,128
American Airlines 2011-1 Class A Pass-Through Trust 5.250%, 7/31/22	683,245	729,979
American Airlines 2013-1 Class A Pass-Through Trust 4.000%, 1/15/27	841,906	858,744
American Express Credit Corp. 2.600%, 9/14/20(a)	1,105,000	1,110,037
American Honda Finance Corp. 1.125%, 10/7/16	1,905,000	1,911,407

American International Group, Inc. 5.050%, 10/1/15	$890,000	$890,000
Anadarko Petroleum Corp. 4.500%, 7/15/44(a)	570,000	507,014
AT&T, Inc. 1.700%, 6/1/17	1,075,000	1,079,029
Bank of America N.A.
1.650%, 3/26/18	610,000	609,517
1.750%, 6/5/18	1,570,000	1,566,284
Barclays PLC
2.000%, 3/16/18(d)	915,000	914,382
2.750%, 11/8/19(d)	770,000	775,000
BP Capital Markets PLC 3.506%, 3/17/25(d)	925,000	914,177
Branch Banking & Trust Co. 1.350%, 10/1/17(a)	910,000	909,612
Burlington Northern and Santa Fe Railway Co. 2001-2 Pass-Through Trust 6.462%, 1/15/21	470,300	519,681
Burlington Northern and Santa Fe Railway Co. 2004-1 Pass-Through Trust 4.575%, 1/15/21	727,049	768,854
Burlington Northern Santa Fe, LLC 3.400%, 9/1/24(a)	1,355,000	1,356,905
Capital One N.A.
1.650%, 2/5/18(a)	935,000	925,737
2.350%, 8/17/18(a)	740,000	742,061
Citigroup, Inc.
1.350%, 3/10/17	995,000	993,204
1.850%, 11/24/17	1,225,000	1,227,870
1.800%, 2/5/18	1,715,000	1,713,336
2.150%, 7/30/18	745,000	748,696
Credit Suisse
1.375%, 5/26/17(d)	1,145,000	1,143,957
1.750%, 1/29/18(d)	1,095,000	1,095,100
CSX Transportation, Inc. 6.251%, 1/15/23	585,591	686,073
Daimler Finance North America, LLC
1.250%, 1/11/16(b)	1,775,000	1,777,022
2.000%, 8/3/18(b)	1,330,000	1,310,617
Delta Air Lines 2007-1 Class A Pass-Through Trust 6.821%, 2/10/24	758,362	879,700
Deutsche Bank A.G. 1.875%, 2/13/18(d)	935,000	932,419
Deutsche Telekom International Finance B.V. 2.250%, 3/6/17(b)(d)	1,905,000	1,930,609
Devon Energy Corp. 5.000%, 6/15/45(a)	570,000	516,430
Ford Motor Credit Co., LLC
4.207%, 4/15/16	2,745,000	2,788,223
2.145%, 1/9/18	1,345,000	1,340,423
2.240%, 6/15/18	805,000	802,655
2.875%, 10/1/18	4,100,000	4,151,270
General Electric Capital Corp.
1.000%, 1/8/16	2,000,000	2,003,310
1.250%, 5/15/17(a)	1,570,000	1,578,557
Goldman Sachs Group, Inc.
1.600%, 11/23/15	1,875,000	1,875,534
1.497%, 4/30/18(c)	2,250,000	2,269,253
Hartford Financial Services Group, Inc.
5.500%, 10/15/16	700,000	726,621
5.375%, 3/15/17	800,000	846,047
HSBC USA, Inc. 2.000%, 8/7/18	870,000	871,389

ING Bank N.V. 3.750%, 3/7/17(b)(d)	$2,005,000	$2,070,307
JPMorgan Chase & Co.
0.952%, 2/26/16(c)	1,625,000	1,626,506
2.750%, 6/23/20(a)	605,000	610,178
Manufacturers & Traders Trust Co. 1.400%, 7/25/17(a)	1,030,000	1,028,119
Marathon Oil Corp. 5.200%, 6/1/45(a)	410,000	345,813
Morgan Stanley 1.579%, 2/25/16(c)	885,000	887,083
New York Life Global Funding 1.450%, 12/15/17(b)	1,270,000	1,270,796
Northwest Airlines 2007-1 Class A Pass-Through Trust 7.027%, 5/1/21	435,229	485,281
PNC Bank N.A. 1.850%, 7/20/18(a)	1,240,000	1,245,307
Reliance Standard Life Global Funding II 2.500%, 1/15/20(b)	690,000	691,053
Shell International Finance B.V. 3.250%, 5/11/25(d)	1,385,000	1,369,566
Toyota Motor Credit Corp. 1.450%, 1/12/18	465,000	465,542
UBS A.G.
1.375%, 6/1/17(d)	830,000	828,408
5.875%, 12/20/17(d)	378,000	411,578
1.800%, 3/26/18(d)	1,550,000	1,549,213
Union Pacific Railroad Co. 2004 Pass-Through Trust 5.404%, 7/2/25	940,518	1,052,237
Union Pacific Railroad Co. 2005 Pass-Through Trust 5.082%, 1/2/29	1,455,031	1,627,631
Union Pacific Railroad Co. 2006 Pass-Through Trust 5.866%, 7/2/30	619,782	718,886
UnitedHealth Group, Inc.
1.450%, 7/17/17	620,000	622,908
1.900%, 7/16/18	755,000	762,829
Verizon Communications, Inc. 1.350%, 6/9/17	1,835,000	1,832,429
Volkswagen Group of America Finance, LLC
2.125%, 5/23/19(b)	745,000	695,161
2.450%, 11/20/19(b)	235,000	219,619
Wells Fargo & Co.
1.400%, 9/8/17	1,130,000	1,130,780
2.600%, 7/22/20	1,195,000	1,207,054

TOTAL CORPORATE BONDS (Cost $76,083,368) — 36.5%		76,567,147

MORTGAGE-BACKED SECURITIES — 13.6%
Fannie Mae Pool
3.330%, 7/1/20	679,028	712,802
3.330%, 10/1/20	1,231,569	1,315,352
3.230%, 11/1/20	1,314,529	1,402,847
2.160%, 1/1/23	3,627,881	3,647,896
4.000%, 4/1/24	351,746	373,502
2.500%, 3/1/26	437,259	449,086
2.100%, 12/1/27	1,229,190	1,222,027
4.550%, 10/1/33	937,363	956,417
5.970%, 1/1/40	350,778	427,269
5.970%, 1/1/40	187,082	224,674
5.100%, 12/1/40	295,849	353,984

Fannie Mae REMICS Series 2008-76, Class GF, 0.844%, 9/25/23(c)	$266,821	$268,360
Fannie Mae-Aces
Series 2015-M1, Class ASQ1, 0.782%, 2/25/18	1,529,165	1,527,568
Series 2015-M7, Class ASQ1, 0.882%, 4/25/18	1,171,772	1,174,074
Series 2015-M7, Class ASQ2, 1.550%, 4/25/18	685,000	690,749
Series 2013-M14, Class A, 1.700%, 8/25/18	1,811,415	1,835,306
Series 2014-M5, Class ASQ1, 0.986%, 3/25/19	1,267,473	1,274,889
Series 2012-M8, Class AB2, 2.305%, 5/25/22	1,109,746	1,122,649
Series 2014-M1, Class A1, 2.325%, 7/25/23(c)	1,109,006	1,142,930
Series 2014-M13, Class AB2, 2.951%, 8/25/24(c)	765,000	792,847
Series 2015-M11, Class A1, 2.097%, 4/25/25	1,037,129	1,046,941
Freddie Mac REMICS
Series 3609, Class LA, 4.000%, 12/15/24(a)	225,163	233,811
Series 4233, Class MD, 1.750%, 3/15/25(a)	716,379	722,513
Series 3873, Class DG, 3.000%, 7/15/27(a)	45,856	46,177
Series 3688, Class JA, 3.500%, 1/15/30(a)	218,220	223,783
Ginnie Mae I Pool
2.140%, 8/15/23	937,675	946,653
2.730%, 6/15/32	4,199,104	4,335,835
Ginnie Mae II Pool 7.000%, 7/20/16	823	829

TOTAL MORTGAGE-BACKED SECURITIES (Cost $27,454,417) — 13.6%		28,471,770

OTHER GOVERNMENTS — 1.1%
Petrobras Global Finance B.V. 2.429%, 1/15/19(c)(d)	885,000	610,650
Petroleos Mexicanos 3.500%, 7/18/18(d)	735,000	743,085
4.500%, 1/23/26(b)(d)	605,000	557,749
5.625%, 1/23/46(b)(d)	520,000	423,202

TOTAL OTHER GOVERNMENTS (Cost $2,735,667) — 1.1%		2,334,686

U.S. GOVERNMENT AND AGENCIES — 32.7%
United States Treasury Bond 2.875%, 8/15/45	3,225,000	3,223,404
United States Treasury Note
0.250%, 4/15/16	35,585,000	35,595,177
1.625%, 7/31/20	8,585,000	8,689,857
1.375%, 8/31/20	14,715,000	14,732,246
2.000%, 8/15/25	6,395,000	6,361,196

TOTAL U.S. GOVERNMENT AND AGENCIES (Cost $68,210,239) — 32.7%		68,601,880

SHORT-TERM INVESTMENTS — 19.8%
UMB Money Market Fiduciary, 0.010%	41,644,491	41,644,491

TOTAL SHORT-TERM INVESTMENTS (Cost $41,644,491) — 19.8%		41,644,491

TOTAL INVESTMENTS (Cost $231,351,225) — 110.7%	$232,477,847
Liabilities less other assets — (10.7)%	(22,443,442)

TOTAL NET ASSETS — 100.0%	$210,034,405

(equivalent to $11.53 per share; unlimited shares of $1.00 par value capital shares authorized; 17,909,445 shares outstanding for Institutional Class; equivalent to $11.53 per share; unlimited shares of $1.00 par value capital shares authorized; 308,600 shares outstanding for Class Y)

LLC - Limited Liability Company
PLC - Public Limited Company
REMIC - Real Estate Mortgage Investment Conduit
REMICS - Real Estate Mortgage Investment Conduits
(a)	Callable.
(b)	144A restricted security.
(c)	Variable rate security (presented at the current rate as of period end).
(d)	Foreign security denominated in U.S. dollars.

See accompanying Notes to Schedules of Investments.

SWAP CONTRACTS
CREDIT DEFAULT SWAPS

Exchange	Reference Entity	Buy/ Sell(e) Protection	Rating of Reference Entity (Moody's/ S&P)	Pay/ Receive Fixed Rate	Fixed Rate	Expiration Date	Notional Value(f)	Value (g)	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Intercontinental Exchange	CDX North America Investment Grade Index Series 25	Sell	A3/A-	Receive	1.00%	6/20/2020	$17,480,000	$63,478	$69,201	$(5,723)

TOTAL SWAP CONTRACTS							$17,480,000	$63,478	$69,201	$(5,723)

(e)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the referenced index.
(f)	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(g)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See accompanying Notes to Schedules of Investments.

SCOUT CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

	Principal Amount	Value

ASSET-BACKED SECURITIES — 2.1%
Countrywide Asset-Backed Certificates Series 2006-S10, Class A2, 0.414%, 10/25/36(a)(b)	$206,967	$204,674
GMACM Home Equity Loan Trust Series 2006-HE3, Class A3, 5.805%, 10/25/36(a)(b)	642,104	628,114
Hertz Vehicle Financing, LLC
Series 2013-1A, Class A1, 1.120%, 8/25/17(a)(c)	4,475,000	4,478,195
Series 2015-2A, Class A, 1.120%, 9/25/19(a)(c)	4,165,000	4,164,113
Home Equity Loan Trust
Series 2003-HS1, Class AI6, 3.830%, 2/25/33(a)(b)	468	466
Series 2003-HS3, Class A2A, 0.474%, 8/25/33(a)(b)	97,789	92,103
Series 2006-HSA2, Class AI3, 5.500%, 3/25/36(a)(b)	592,731	388,598
Series 2006-HSA2, Class AI4, 5.810%, 3/25/36(a)	820,000	318,322
Home Equity Mortgage Trust Series 2006-1, Class A2, 5.800%, 5/25/36(a)	1,239,822	922,176
Mid-State Trust XI Series 11, Class A1, 4.864%, 7/15/38(a)	673,284	713,025
MSCC Heloc Trust Series 2007-1, Class A, 0.294%, 12/25/31(a)(b)	2,052,426	1,973,201
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2006-S1, Class A2, 0.814%, 1/25/36(a)(b)(c)	269,136	257,963
RFMSII Trust Series 2006-HSA1, Class A4, 5.490%, 2/25/36(a)	1,103,844	938,159
SACO I Trust Series 2006-9, Class A1, 0.494%, 8/25/36(a)(b)	425,715	552,948
Structured Asset Securities Corp. Mortgage Loan Trust Series 2005-S7, Class A2, 0.494%, 12/25/35(a)(b)(c)	278,774	273,318

TOTAL ASSET-BACKED SECURITIES (Cost $14,658,782) — 2.1%		15,905,375

COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.9%
Banc of America Commercial Mortgage Trust Series 2006-3, Class A4, 5.889%, 7/10/44(a)(b)	2,469,703	2,510,174
Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2005-6, Class A4, 5.315%, 9/10/47(a)(b)	111,882	111,766
Bear Stearns Commercial Mortgage Securities Trust Series 2005-PW10, Class A4, 5.405%, 12/11/40(a)(b)	562,982	562,997
Citigroup Commercial Mortgage Trust Series 2012-GC8, Class A1, 0.685%, 9/10/45(a)	1,756,180	1,753,340
Commercial Mortgage Pass-Through Certificates Series 2012-CR3, Class A1, 0.666%, 10/15/45(a)	255,490	255,000
Commercial Mortgage Trust Series 2007-GG9, Class A4, 5.444%, 3/10/39(a)	731,579	759,409
GS Mortgage Securities Corp. II Series 2012-GCJ9, Class A1, 0.662%, 11/10/45(a)	1,146,730	1,144,082
GS Mortgage Securities Trust Series 2007-GG10, Class A4, 5.989%, 8/10/45(a)(b)	5,305,368	5,595,392
JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-C8, Class A1, 0.705%, 10/15/45(a)	465,806	465,390
JPMBB Commercial Mortgage Securities Trust Series 2013-C14, Class A1, 1.260%, 8/15/46(a)	1,838,276	1,840,800
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6, Class A1, 0.664%, 11/15/45(a)	423,585	422,772

Morgan Stanley Capital I Trust Series 2006-HQ8, Class A4, 5.587%, 3/12/44(a)(b)	$802,787	$803,421
UBS-Barclays Commercial Mortgage Trust Series 2012-C3, Class A1, 0.726%, 8/10/49(a)	2,090,108	2,080,040
Wells Fargo Commercial Mortgage Trust Series 2012-LC5, Class A1, 0.687%, 10/15/45(a)	1,716,294	1,710,926
WF-RBS Commercial Mortgage Trust Series 2012-C10, Class A1, 0.734%, 12/15/45(a)	2,169,345	2,162,010

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $22,634,356) — 2.9%		22,177,519

CORPORATE BONDS — 33.6%
AIG Global Funding 1.650%, 12/15/17(c)	1,520,000	1,523,329
Ally Financial, Inc.
3.125%, 1/15/16	1,100,000	1,095,875
5.500%, 2/15/17	1,015,000	1,040,375
3.600%, 5/21/18	3,825,000	3,781,969
American Airlines 2011-1 Class A Pass-Through Trust 5.250%, 7/31/22	1,339,296	1,430,904
American Express Credit Corp. 2.600%, 9/14/20(a)	3,805,000	3,822,343
American Honda Finance Corp. 1.125%, 10/7/16	4,175,000	4,189,040
American International Group, Inc.
5.050%, 10/1/15	1,830,000	1,830,000
6.400%, 12/15/20	1,400,000	1,659,398
Anadarko Petroleum Corp. 4.500%, 7/15/44(a)	1,390,000	1,236,402
Apache Corp.
4.750%, 4/15/43(a)	1,000,000	902,364
4.250%, 1/15/44(a)	1,390,000	1,181,849
ArcelorMittal
6.125%, 6/1/18(d)	1,990,000	1,950,200
6.125%, 6/1/25(d)	370,000	299,700
AT&T, Inc. 1.700%, 6/1/17	2,085,000	2,092,815
Bank of America Corp. 1.250%, 1/11/16	3,700,000	3,705,528
Bank of America N.A.
1.650%, 3/26/18	1,775,000	1,773,596
1.750%, 6/5/18	4,870,000	4,858,473
Barclays PLC
2.000%, 3/16/18(d)	2,895,000	2,893,046
2.750%, 11/8/19(d)	2,170,000	2,184,092
BP Capital Markets PLC 3.506%, 3/17/25(d)	2,845,000	2,811,711
Branch Banking & Trust Co. 1.350%, 10/1/17(a)	2,205,000	2,204,061
Burlington Northern and Santa Fe Railway Co. 2001-2 Pass-Through Trust 6.462%, 1/15/21	878,190	970,400
Burlington Northern and Santa Fe Railway Co. 2005-4 Pass-Through Trust 4.967%, 4/1/23	565,089	622,250
Burlington Northern Santa Fe, LLC 3.400%, 9/1/24(a)	3,280,000	3,284,612
Capital One N.A.
1.650%, 2/5/18(a)	2,770,000	2,742,558
2.350%, 8/17/18(a)	2,870,000	2,877,993
Chesapeake Energy Corp.
3.539%, 4/15/19(a)(b)	2,740,000	1,945,400
5.375%, 6/15/21(a)	775,000	515,375

4.875%, 4/15/22(a)	$1,705,000	$1,112,512
Citigroup, Inc.
4.587%, 12/15/15	8,230,000	8,291,149
1.350%, 3/10/17	2,315,000	2,310,821
1.850%, 11/24/17	4,970,000	4,981,645
1.800%, 2/5/18	5,075,000	5,070,077
2.150%, 7/30/18	2,440,000	2,452,105
ConocoPhillips Co. 4.300%, 11/15/44(a)	1,390,000	1,315,931
Credit Suisse
1.375%, 5/26/17(d)	3,490,000	3,486,821
1.750%, 1/29/18(d)	3,605,000	3,605,328
Daimler Finance North America, LLC
1.250%, 1/11/16(c)	3,780,000	3,784,305
2.000%, 8/3/18(c)	4,350,000	4,286,603
Delta Air Lines 2007-1 Class A Pass-Through Trust 6.821%, 2/10/24	1,211,636	1,405,498
Deutsche Bank A.G. 1.875%, 2/13/18(d)	2,795,000	2,787,286
Deutsche Telekom International Finance B.V. 2.250%, 3/6/17(c)(d)	3,325,000	3,369,698
Devon Energy Corp. 5.000%, 6/15/45(a)	1,390,000	1,259,364
Ensco PLC
4.700%, 3/15/21(d)	300,000	252,629
5.750%, 10/1/44(a)(d)	2,310,000	1,598,037
Ford Motor Credit Co., LLC
4.207%, 4/15/16	1,965,000	1,995,941
3.984%, 6/15/16	1,335,000	1,358,718
4.250%, 2/3/17	2,500,000	2,583,372
2.145%, 1/9/18	8,785,000	8,755,105
5.000%, 5/15/18	6,170,000	6,562,332
2.240%, 6/15/18	4,225,000	4,212,692
4.375%, 8/6/23	2,625,000	2,726,157
Freeport-McMoRan, Inc.
3.550%, 3/1/22(a)	240,000	177,600
3.875%, 3/15/23(a)	840,000	624,750
General Electric Capital Corp.
1.000%, 12/11/15	3,200,000	3,203,523
1.000%, 1/8/16	4,195,000	4,201,943
1.250%, 5/15/17(a)	3,600,000	3,619,620
Goldman Sachs Group, Inc.
1.600%, 11/23/15	2,920,000	2,920,836
1.497%, 4/30/18(b)	7,970,000	8,038,199
Hartford Financial Services Group, Inc.
5.500%, 10/15/16	1,090,000	1,131,453
5.375%, 3/15/17	2,425,000	2,564,581
HSBC USA, Inc. 2.000%, 8/7/18	2,845,000	2,849,543
ING Bank N.V. 3.750%, 3/7/17(c)(d)	6,700,000	6,918,232
JPMorgan Chase & Co.
1.100%, 10/15/15	3,675,000	3,673,473
0.952%, 2/26/16(b)	2,535,000	2,537,350
2.750%, 6/23/20(a)	5,945,000	5,995,877
3.250%, 9/23/22	1,780,000	1,781,278
Liberty Mutual Group, Inc. 6.700%, 8/15/16(c)	1,540,000	1,612,746
Manufacturers & Traders Trust Co. 1.400%, 7/25/17(a)	2,470,000	2,465,490
Marathon Oil Corp. 5.200%, 6/1/45(a)	2,815,000	2,374,303
Morgan Stanley 1.579%, 2/25/16(b)	1,255,000	1,257,954

New York Life Global Funding 1.450%, 12/15/17(c)	$3,775,000	$3,777,367
Noble Holding International Ltd. 3.950%, 3/15/22(d)	1,005,000	756,081
Northwest Airlines 2007-1 Class A Pass-Through Trust 7.027%, 5/1/21	1,737,133	1,936,903
PNC Bank N.A. 1.850%, 7/20/18(a)	4,045,000	4,062,313
Reliance Standard Life Global Funding II 2.500%, 1/15/20(c)	2,050,000	2,053,128
Shell International Finance B.V. 3.250%, 5/11/25(d)	4,210,000	4,163,084
Teck Resources Ltd. 3.750%, 2/1/23(a)(d)	3,920,000	2,391,200
Toyota Motor Credit Corp. 1.450%, 1/12/18	1,380,000	1,381,609
Transocean, Inc. 4.300%, 10/15/22(a)(d)	2,720,000	1,679,600
U.S. Airways 2011-1 Class A Pass-Through Trust 7.125%, 4/22/25	1,078,632	1,253,910
U.S. Airways 2012-1 Class A Pass-Through Trust 5.900%, 4/1/26	2,413,908	2,667,368
UBS A.G.
1.375%, 6/1/17(d)	2,550,000	2,545,109
5.875%, 12/20/17(d)	949,000	1,033,300
1.800%, 3/26/18(d)	5,620,000	5,617,145
Union Pacific Railroad Co. 2003 Pass-Through Trust 4.698%, 1/2/24	376,931	402,374
UnitedHealth Group, Inc.
1.450%, 7/17/17	2,035,000	2,044,546
1.900%, 7/16/18	2,475,000	2,500,663
Vale Overseas Ltd. 6.875%, 11/21/36(d)	930,000	738,420
Verizon Communications, Inc. 1.350%, 6/9/17	4,615,000	4,608,534
Volkswagen Group of America Finance, LLC
2.125%, 5/23/19(c)	2,655,000	2,477,386
2.450%, 11/20/19(c)	835,000	780,348
Weatherford International Ltd. 4.500%, 4/15/22(a)(d)	300,000	242,640
Wells Fargo & Co.
1.400%, 9/8/17	3,590,000	3,592,477
2.600%, 7/22/20	3,905,000	3,944,390

TOTAL CORPORATE BONDS (Cost $255,687,021) — 33.6%		255,588,430

MORTGAGE-BACKED SECURITIES — 10.0%
Fannie Mae Pool
3.330%, 7/1/20	1,446,976	1,518,948
3.330%, 10/1/20	3,168,868	3,384,446
3.230%, 11/1/20	3,375,636	3,602,432
2.160%, 1/1/23	7,061,580	7,100,538
4.000%, 4/1/24	1,051,051	1,116,060
2.500%, 3/1/26	911,845	936,509
2.100%, 12/1/27	2,381,555	2,367,677
5.970%, 1/1/40	537,860	655,147
5.970%, 1/1/40	696,879	836,912
5.100%, 12/1/40	474,297	567,498
Fannie Mae-Aces
Series 2014-M9, Class ASQ2, 1.462%, 4/25/17	13,775,000	13,886,922
Series 2015-M1, Class ASQ1, 0.782%, 2/25/18	4,499,611	4,494,913

Series 2015-M7, Class ASQ1, 0.882%, 4/25/18	$3,261,724	$3,268,130
Series 2015-M7, Class ASQ2, 1.550%, 4/25/18	1,905,000	1,920,989
Series 2013-M14, Class A, 1.700%, 8/25/18	4,116,852	4,171,149
Series 2014-M5, Class ASQ1, 0.986%, 3/25/19	2,898,813	2,915,774
Series 2014-M1, Class A1, 2.325%, 7/25/23(b)	2,694,340	2,776,757
Series 2014-M13, Class AB2, 2.951%, 8/25/24(b)	2,225,000	2,305,992
Series 2015-M11, Class A1, 2.097%, 4/25/25	3,389,278	3,421,344
Freddie Mac REMICS
Series 3609, Class LA, 4.000%, 12/15/24(a)	1,063,921	1,104,783
Series 4233, Class MD, 1.750%, 3/15/25(a)	2,116,673	2,134,798
Series 3873, Class DG, 3.000%, 7/15/27(a)	121,192	122,038
Ginnie Mae I Pool
2.140%, 8/15/23	2,427,369	2,450,611
2.730%, 6/15/32	8,737,941	9,022,466

TOTAL MORTGAGE-BACKED SECURITIES (Cost $73,834,938) — 10.0%		76,082,833

OTHER GOVERNMENTS — 1.9%
Petrobras Global Finance B.V.
2.429%, 1/15/19(b)(d)	1,610,000	1,110,900
6.250%, 3/17/24(d)	7,150,000	5,203,770
Petroleos de Venezuela S.A.
6.000%, 11/15/26(d)	10,360,000	3,314,682
5.375%, 4/12/27(d)	1,260,000	402,570
Petroleos Mexicanos
3.500%, 7/18/18(d)	1,270,000	1,283,970
4.500%, 1/23/26(c)(d)	1,775,000	1,636,372
5.625%, 1/23/46(c)(d)	1,520,000	1,237,052

TOTAL OTHER GOVERNMENTS (Cost $16,091,599) — 1.9%		14,189,316

U.S. GOVERNMENT AND AGENCIES — 39.8%
United States Treasury Bond 2.875%, 8/15/45	11,630,000	11,624,243
United States Treasury Note
0.250%, 4/15/16	137,450,000	137,489,311
1.625%, 7/31/20	29,600,000	29,961,534
1.375%, 8/31/20	101,020,000	101,138,396
2.000%, 8/15/25	23,030,000	22,908,263
TOTAL U.S. GOVERNMENT AND AGENCIES (Cost $301,534,346) — 39.8%		303,121,747

SHORT-TERM INVESTMENTS — 20.0%
UMB Money Market Fiduciary, 0.010%	152,352,062	152,352,062

TOTAL SHORT-TERM INVESTMENTS (Cost $152,352,062) — 20.0%		152,352,062

TOTAL INVESTMENTS (Cost $836,793,104) — 110.3%	$839,417,282
Liabilities less other assets — (10.3)%	(78,372,010)

TOTAL NET ASSETS — 100.0%	$761,045,272

(equivalent to $32.33 per share; unlimited shares of $1.00 par value capital shares authorized; 21,922,706 shares outstanding for Institutional Class; equivalent to $32.33 per share; unlimited shares of $1.00 par value capital shares authorized; 1,614,327 shares outstanding for Class Y)

LLC - Limited Liability Company
PLC - Public Limited Company
REMICS - Real Estate Mortgage Investment Conduits
(a)	Callable.
(b)	Variable rate security (presented at the current rate as of period end).
(c)	144A restricted security.
(d)	Foreign security denominated in U.S. dollars.

See accompanying Notes to Schedules of Investments.

FORWARD CONTRACTS

Description	Counterparty	Maturity Date	Currency Amount Purchased (Sold)	Value at Settlement Date	Value at September 30, 2015	Unrealized Appreciation (Depreciation)
Australian Dollars	JP Morgan	1/11/2016	9,380,000	$6,920,095	$6,549,356	$(370,739)

Brazilian Real	JP Morgan	3/14/2016	30,100,000	7,359,413	7,182,219	(177,194)

Canadian Dollars	JP Morgan	1/8/2016	17,850,000	13,835,717	13,370,341	(465,376)

Mexican Pesos	JP Morgan	12/9/2015	338,805,000	21,182,312	19,927,492	(1,254,820)

TOTAL FORWARD CONTRACTS				$49,297,537	$47,029,408	$(2,268,129)

SWAP CONTRACTS
CREDIT DEFAULT SWAPS

Exchange	Reference Entity	Buy/ Sell(e) Protection	Rating of Reference Entity (Moody's/ S&P)	Pay/ Receive Fixed Rate	Fixed Rate	Expiration Date	Notional Value(f)	Value (g)	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

Intercontinental Exchange	CDX North America High Yield Index Series 25	Sell	B1/B+	Receive	5.00%	12/20/2020	$60,280,000	$31,696	$68,469	$(36,773)
Intercontinental Exchange	CDX North America Investment Grade Index Series 25	Sell	A3/A-	Receive	1.00%	6/20/2020	63,030,000	228,892	249,527	(20,635)

TOTAL SWAP CONTRACTS							$123,310,000	$260,588	$317,996	$(57,408)

(e)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the referenced index.
(f)	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(g)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

SCOUT UNCONSTRAINED BOND FUND
SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

	Principal Amount	Value

ASSET-BACKED SECURITIES — 5.9%
Bank of The West Auto Trust Series 2014-1, Class A3, 1.090%, 3/15/19(a)(b)	$15,790,000	$15,796,221
Countrywide Asset-Backed Certificates
Series 2006-S10, Class A2, 0.414%, 10/25/36(a)(c)	1,732,375	1,713,180
Series 2006-S10, Class A3, 0.514%, 10/25/36(a)(c)	2,682,662	2,184,245
Series 2007-S3, Class A2, 0.444%, 5/25/37(a)(c)	3,792,889	3,616,216
GMACM Home Equity Loan Trust Series 2006-HE3, Class A3, 5.805%, 10/25/36(a)(c)	241,832	236,562
GSAA Trust Series 2006-S1, Class 1A1, 0.514%, 1/25/37(a)(c)	1,356,834	490,707
Hertz Vehicle Financing, LLC
Series 2013-1A, Class A1, 1.120%, 8/25/17(a)(b)	13,495,000	13,504,636
Series 2015-2A, Class A, 1.120%, 9/25/19(a)(b)	8,555,000	8,553,178
Home Equity Loan Trust
Series 2003-HS1, Class AI6, 3.830%, 2/25/33(a)(c)	2,190	2,181
Series 2003-HS3, Class A2A, 0.474%, 8/25/33(a)(c)	6,227	5,865
Series 2005-HS1, Class AI3, 4.830%, 9/25/35(a)(c)	6,680,088	6,698,939
Series 2006-HSA2, Class AI3, 5.500%, 3/25/36(a)(c)	5,991,184	3,927,857
Home Equity Mortgage Trust Series 2006-1, Class A2, 5.800%, 5/25/36(a)	1,954,856	1,454,016
Honda Auto Receivables Owner Trust Series 2014-3, Class A3, 0.880%, 6/15/18(a)	17,590,000	17,568,241
MSCC Heloc Trust Series 2007-1, Class A, 0.294%, 12/25/31(a)(c)	15,044,561	14,463,826
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2006-S1, Class A2, 0.814%, 1/25/36(a)(b)(c)	662,196	634,706
RFMSII Trust Series 2006-HSA1, Class A3, 5.230%, 2/25/36(a)(c)	384,065	371,571
Structured Asset Securities Corp. Mortgage Loan Trust Series 2005-S7, Class A2, 0.494%, 12/25/35(a)(b)(c)	485,394	475,895

TOTAL ASSET-BACKED SECURITIES (Cost $90,273,319) — 5.9%		91,698,042

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.7%
Banc of America Commercial Mortgage Trust Series 2006-1, Class A4, 5.372%, 9/10/45(a)(c)	2,459,567	2,461,709
ML-CFC Commercial Mortgage Trust Series 2006-1, Class A4, 5.648%, 2/12/39(a)(c)	7,578,110	7,621,199

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $10,342,228) — 0.7%		10,082,908

CORPORATE BONDS — 53.3%
Aegon N.V. 4.625%, 12/1/15(d)	3,104,000	3,123,381
AIG Global Funding 1.650%, 12/15/17(b)	7,950,000	7,967,411
Ally Financial, Inc.
3.125%, 1/15/16	47,295,000	47,117,644
5.500%, 2/15/17	11,980,000	12,279,500
3.600%, 5/21/18	10,025,000	9,912,219
American Airlines 2011-1 Class A Pass-Through Trust 5.250%, 7/31/22	1,845,782	1,972,033

American Express Credit Corp. 2.600%, 9/14/20(a)	$8,435,000	$8,473,447
American Honda Finance Corp. 1.200%, 7/14/17	11,625,000	11,617,153
American International Group, Inc. 5.050%, 10/1/15	28,570,000	28,570,000
Anadarko Petroleum Corp. 4.500%, 7/15/44(a)	3,325,000	2,957,581
Apache Corp.
4.750%, 4/15/43(a)	2,430,000	2,192,745
4.250%, 1/15/44(a)	3,325,000	2,827,085
ArcelorMittal
6.125%, 6/1/18(d)	11,400,000	11,172,000
6.125%, 6/1/25(d)	765,000	619,650
Bank of America Corp.
1.250%, 1/11/16	14,245,000	14,266,282
2.600%, 1/15/19	10,150,000	10,253,124
Bank of America N.A.
1.650%, 3/26/18	5,750,000	5,745,452
1.750%, 6/5/18	13,015,000	12,984,194
Barclays PLC
2.000%, 3/16/18(d)	8,650,000	8,644,161
2.750%, 11/8/19(d)	10,025,000	10,090,102
BP Capital Markets PLC 3.506%, 3/17/25(d)	9,590,000	9,477,787
Branch Banking & Trust Co. 1.350%, 10/1/17(a)	11,125,000	11,120,261
Capital One N.A.
1.650%, 2/5/18(a)	10,425,000	10,321,720
2.350%, 8/17/18(a)	6,650,000	6,668,520
Chesapeake Energy Corp.
3.539%, 4/15/19(a)(c)	5,415,000	3,844,650
5.375%, 6/15/21(a)	6,980,000	4,641,700
4.875%, 4/15/22(a)	4,500,000	2,936,250
Citigroup, Inc.
1.550%, 8/14/17	37,150,000	37,191,459
1.850%, 11/24/17	16,575,000	16,613,835
1.800%, 2/5/18	15,050,000	15,035,401
CNH Industrial Capital, LLC 3.875%, 7/16/18(b)	2,740,000	2,685,200
ConocoPhillips Co. 4.300%, 11/15/44(a)	3,325,000	3,147,821
Continental Airlines 2007-1 Class A Pass-Through Trust 5.983%, 10/19/23	2,037,446	2,251,378
Credit Suisse
1.375%, 5/26/17(d)	8,920,000	8,911,874
1.750%, 1/29/18(d)	4,195,000	4,195,382
1.700%, 4/27/18(d)	11,300,000	11,255,523
Daimler Finance North America, LLC
1.250%, 1/11/16(b)	11,165,000	11,177,717
2.000%, 8/3/18(b)	10,670,000	10,514,495
Delta Air Lines 2007-1 Class A Pass-Through Trust 6.821%, 2/10/24	4,077,141	4,729,483
Deutsche Bank A.G. 1.875%, 2/13/18(d)	8,325,000	8,302,023
Devon Energy Corp. 5.000%, 6/15/45(a)	3,340,000	3,026,097
Ecopetrol S.A. 5.375%, 6/26/26(a)(d)	3,810,000	3,324,225
Ensco PLC
4.700%, 3/15/21(d)	625,000	526,311
5.750%, 10/1/44(a)(d)	8,000,000	5,534,328
Ford Motor Credit Co., LLC
4.207%, 4/15/16	22,956,000	23,317,465

1.561%, 5/9/16(c)	$2,560,000	$2,568,069
3.984%, 6/15/16	47,907,000	48,758,116
2.240%, 6/15/18	6,555,000	6,535,905
2.875%, 10/1/18	19,510,000	19,753,973
Freeport-McMoRan, Inc.
3.550%, 3/1/22(a)	495,000	366,300
3.875%, 3/15/23(a)	5,625,000	4,183,594
General Electric Capital Corp.
1.000%, 12/11/15	18,845,000	18,865,748
1.250%, 5/15/17(a)	17,800,000	17,897,010
Goldman Sachs Group, Inc.
1.600%, 11/23/15	20,895,000	20,907,701
1.497%, 4/30/18(c)	1,400,000	1,411,980
HSBC USA, Inc. 2.000%, 8/7/18	9,280,000	9,294,820
IPALCO Enterprises, Inc. 5.000%, 5/1/18(a)	12,850,000	13,460,375
John Deere Capital Corp. 2.250%, 6/7/16	2,975,000	3,009,049
Johnson Controls, Inc. 1.400%, 11/2/17	5,900,000	5,864,199
JPMorgan Chase & Co.
1.100%, 10/15/15	25,350,000	25,337,595
3.450%, 3/1/16	11,980,000	12,111,732
2.750%, 6/23/20(a)	5,485,000	5,531,941
Manufacturers & Traders Trust Co. 1.400%, 7/25/17(a)	15,920,000	15,890,930
Marathon Oil Corp. 5.200%, 6/1/45(a)	6,610,000	5,575,185
Morgan Stanley 3.800%, 4/29/16	3,297,000	3,351,051
NBCUniversal Enterprise, Inc. 0.826%, 4/15/16(b)(c)	5,325,000	5,330,863
New York Life Global Funding 1.450%, 12/15/17(b)	6,070,000	6,073,806
Noble Holding International Ltd. 3.950%, 3/15/22(d)	2,085,000	1,568,585
Northwest Airlines 2007-1 Class A Pass-Through Trust 7.027%, 5/1/21	2,509,192	2,797,749
PNC Bank N.A. 1.850%, 7/20/18(a)	10,090,000	10,133,185
Prudential Financial, Inc. 5.500%, 3/15/16	975,000	995,311
Reliance Standard Life Global Funding II 2.500%, 1/15/20(b)	4,550,000	4,556,943
Rio Oil Finance Trust Series 2014-1 6.250%, 7/6/24	4,105,000	2,627,200
Teck Resources Ltd.
4.750%, 1/15/22(a)(d)	3,830,000	2,460,775
3.750%, 2/1/23(a)(d)	10,475,000	6,389,750
Toyota Motor Credit Corp. 1.450%, 1/12/18	6,075,000	6,082,083
Transocean, Inc.
4.300%, 10/15/22(a)(d)	4,280,000	2,642,900
6.800%, 3/15/38(d)	6,575,000	4,076,500
U.S. Airways 2010-1 Class A Pass-Through Trust 6.250%, 10/22/24	6,052,800	6,748,872
U.S. Airways 2011-1 Class A Pass-Through Trust 7.125%, 4/22/25	1,019,798	1,185,515
U.S. Airways 2012-1 Class A Pass-Through Trust 5.900%, 4/1/26	6,340,767	7,006,548

UBS A.G.
1.375%, 6/1/17(d)	$6,480,000	$6,467,571
1.800%, 3/26/18(d)	14,400,000	14,392,685
UnitedHealth Group, Inc.
1.450%, 7/17/17	5,045,000	5,068,666
1.900%, 7/16/18	6,500,000	6,567,399
Vale Overseas Ltd. 6.875%, 11/21/36(d)	9,130,000	7,167,963
Verizon Communications, Inc. 1.350%, 6/9/17	19,575,000	19,547,575
Volkswagen Group of America Finance, LLC
2.125%, 5/23/19(b)	5,715,000	5,332,678
2.450%, 11/20/19(b)	1,800,000	1,682,188
Weatherford International Ltd. 4.500%, 4/15/22(a)(d)	625,000	505,500
Wells Fargo & Co.
1.400%, 9/8/17	12,725,000	12,733,780
0.924%, 4/23/18(c)	5,275,000	5,294,829

TOTAL CORPORATE BONDS (Cost $838,410,348) — 53.3%		829,648,761

MORTGAGE-BACKED SECURITIES — 3.8%
Fannie Mae Pool 2.500%, 5/1/23	7,827,941	8,077,002
Fannie Mae-Aces
Series 2014-M9, Class ASQ2, 1.462%, 4/25/17	23,000,000	23,186,875
Series 2014-M6, Class FA, 0.497%, 12/25/17(c)	5,389,421	5,391,350
Series 2014-M1, Class ASQ1, 1.388%, 11/25/18	10,106,714	10,216,018
Series 2012-M9, Class AB1, 1.372%, 4/25/22	1,973,719	1,983,146
Series 2014-M1, Class A1, 2.325%, 7/25/23(c)	10,181,041	10,492,469

TOTAL MORTGAGE-BACKED SECURITIES (Cost $58,766,523) — 3.8%		59,346,860

OTHER GOVERNMENTS — 3.4%
Petrobras Global Finance B.V.
2.429%, 1/15/19(c)(d)	3,310,000	2,283,900
6.250%, 3/17/24(d)	23,005,000	16,743,039
Petroleos de Venezuela S.A.
6.000%, 11/15/26(d)	41,310,000	13,217,134
5.375%, 4/12/27(d)	20,200,000	6,453,900
Petroleos Mexicanos
3.500%, 7/18/18(d)	1,655,000	1,673,205
3.125%, 1/23/19(d)	4,385,000	4,291,819
3.125%, 1/23/19(d)	5,420,000	4,996,698
5.625%, 1/23/46(b)(d)	4,650,000	3,784,403

TOTAL OTHER GOVERNMENTS (Cost $60,169,285) — 3.4%		53,444,098

U.S. GOVERNMENT AND AGENCIES — 2.7%
United States Treasury Note 1.500%, 2/28/19	42,135,000	42,745,073

TOTAL U.S. GOVERNMENT AND AGENCIES (Cost $41,834,630) — 2.7%		42,745,073

SHORT-TERM INVESTMENTS — 24.6%
UMB Money Market Fiduciary, 0.010%	$383,138,235	$383,138,235

TOTAL SHORT-TERM INVESTMENTS (Cost $383,138,235) — 24.6%		383,138,235

TOTAL INVESTMENTS (Cost $1,482,934,568) — 94.4%		1,470,103,977
Other assets less liabilities — 5.6%		87,557,685

TOTAL NET ASSETS — 100.0%		$1,557,661,662

(equivalent to $11.25 per share; unlimited shares of $1.00 par value capital shares authorized; 120,815,516 shares outstanding for Institutional Class; equivalent to $11.22 per share; unlimited shares of $1.00 par value capital shares authorized; 17,650,655 shares outstanding for Class Y)

LLC - Limited Liability Company
PLC - Public Limited Company
(a)	Callable.
(b)	144A restricted security.
(c)	Variable rate security (presented at the current rate as of period end).
(d)	Foreign security denominated in U.S. dollars.

See accompanying Notes to Schedules of Investments.

FORWARD CONTRACTS

Description	Counterparty	Maturity Date	Currency Amount Purchased (Sold)	Value at Settlement Date	Value at September 30, 2015	Unrealized Appreciation (Depreciation)

Australian Dollars	JP Morgan	1/11/2016	35,195,000	$25,929,569	$24,574,050	$(1,355,519)

Brazilian Real	JP Morgan	3/14/2016	66,260,000	16,200,489	15,810,426	(390,063)

Canadian Dollars	JP Morgan	1/8/2016	55,200,000	42,893,167	41,346,938	(1,546,229)

Mexican Pesos	JP Morgan	12/9/2015	976,000,000	61,063,466	57,405,386	(3,658,080)

TOTAL FORWARD CONTRACTS				$146,086,691	$139,136,800	$(6,949,891)

SWAP CONTRACTS CREDIT DEFAULT SWAPS

Exchange	Reference Entity	Buy/Sell(e) Protection	Rating of Reference Entity (Moody's/S&P)	Pay/Receive Fixed Rate	Fixed Rate	Expiration Date	Notional Value(f)	Value (g)	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

Intercontinental Exchange	CDX North America High Yield Index Series 25	Sell	B1/B+	Receive	5.00%	12/20/2020	$231,160,000	$121,546	$340,918	$(219,372)

TOTAL SWAP CONTRACTS							$231,160,000	$121,546	$340,918	$(219,372)

(e)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the referenced index.
(f)	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(g)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

SCOUT FUNDS
NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

1.	ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Scout Funds, a Delaware statutory trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust currently consists of the following ten diversified portfolios: Scout International Fund (“International” or “International Fund”), Scout Emerging Markets Fund (“Emerging Markets” or “Emerging Markets Fund”), Scout Global Equity Fund (“Global Equity” or “Global Equity Fund”), Scout Equity Opportunity Fund (“Equity Opportunity” or “Equity Opportunity Fund”), Scout Mid Cap Fund (“Mid Cap” or “Mid Cap Fund”), Scout Small Cap Fund (“Small Cap” or “Small Cap Fund”), Scout Low Duration Bond Fund (“Low Duration Bond” or “Low Duration Bond Fund”), Scout Core Bond Fund (“Core Bond” or “Core Bond Fund”), Scout Core Plus Bond Fund (“Core Plus Bond” or “Core Plus Bond Fund”) and Scout Unconstrained Bond Fund (“Unconstrained Bond” or “Unconstrained Bond Fund”) (individually referred to as a “Fund,” or collectively as the “Funds”).

The Funds’ investment objectives are as follows:

Fund	Investment Objective
International	Long-term growth of capital and income
Emerging Markets	Long-term growth of capital
Global Equity	Long-term growth of capital
Equity Opportunity	Long-term growth of capital
Mid Cap	Long-term growth of capital
Small Cap	Long-term growth of capital
Low Duration Bond Fund	High level of total return consistent with the preservation of capital
Core Bond	High level of total return consistent with the preservation of capital
Core Plus Bond	High level of total return consistent with the preservation of capital
Unconstrained Bond Fund	Maximize total return consistent with the preservation of capital

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a)	Security Valuations – Each security owned by a Fund that is listed on an exchange, except the NASDAQ National Market® and NASDAQ Capital Market® exchanges, is valued at its last sale price on that exchange on the date when Fund assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the security is traded. NASDAQ National Market® and NASDAQ Capital Market® securities will be valued at the NASDAQ Official Closing Price (“NOCP”). The NOCP will be based on the last trade price if it falls within the concurrent best bid and asked prices and will be normalized pursuant to NASDAQ’s published procedures if it falls outside this range. If an exchange is open for trading on a day but there are no sales, the security is valued at the mean between the last current closing bid and asked prices. An unlisted security for which over-the-counter market quotations are readily available is valued at the mean between the last current bid and asked prices. Debt securities (other than short-term instruments maturing within 60 days), including listed issues, are valued by using an evaluated bid price furnished by an independent pricing service, which may use matrix and valuation models as necessary to formulate its prices. Short-term instruments maturing within 60 days may be valued at amortized cost. Swaps, such as credit default swaps, interest rate swaps and currency swaps, are valued by an independent pricing service. In the absence of an evaluated bid price from an independent pricing service for a debt security (other than short-term instruments maturing within 60 days) or swap, or when a Fund buys a when-issued security or a mortgage-backed security and the security is not yet being priced by a pricing service, the securities will be valued at their fair value as determined in good faith by Scout Investments, Inc. (the “Advisor”) implementing procedures adopted by, and under the supervision of, the Board of Trustees of the Trust (the “Board”).

Options are valued at the mean between the current bid and asked prices. Futures contracts are valued at the last reported sale price at valuation time on the exchange on which they are traded. Foreign equity securities or debt securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an independent pricing service. All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of 4:00 p.m. Eastern Standard Time. Foreign forward currency contracts are valued at the mean between the bid and asked exchange rates. Rights and warrants are generally valued at the last sale price at the close of the exchange on which the security is principally traded. Redeemable securities issued by open-end investment companies are valued on any given business day using the respective closing Net Asset Values (“NAVs”) of such companies for purchase and/or redemption orders placed on that day. Restricted securities will generally be priced at fair value in accordance with the procedures adopted by the Board. If any short positions are maintained by the Funds, including short positions in options and futures contracts, they shall be valued in accordance with the same methodologies and procedures with respect to equity investments.

A Fund will also value a security at fair value when significant events that materially affect the security’s price occur after the last available market price and before the Fund calculates its NAV.

The Funds’ fair value pricing of securities traded on foreign exchanges utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The Funds may rely on the third-party pricing service’s prices to reflect events materially affecting the values of the Funds’ foreign investments during the period between the close of foreign markets and the close of regular trading on the New York Stock Exchange (“NYSE”). In certain circumstances, if events occur that materially affect the values of the Funds’ foreign investments, the third-party pricing services will provide revised values to the Funds. The use of fair value pricing by the Funds may cause the NAVs of their shares to differ from the NAVs that would be calculated by using closing market prices.

In the event that a fair valuation determination is necessary with respect to a security or other asset of the Funds for which a market quotation is not readily available or is unreliable, the Valuation Committee shall consider all appropriate factors relevant to the value of the security or other asset and shall determine the method of arriving at the fair value thereof. Generally, any member of the Valuation Committee can make the valuation determination with consent of another voting member of the Valuation Committee that is not on the Fund team affected, but, if feasible, should involve a member of fund accounting and the Fund manager. As a general principle, the “fair value” of a security or other asset should be the amount that the Fund might reasonably expect to realize upon the current sale of the security or other asset. Valuation policies and procedures are reviewed annually by the Board. Quarterly, the Board analyzes fair valued securities utilized in the Funds during the period as well as reviews the independent third party fair valuation analysis report.

Various inputs are used in determining the value of a Fund’s investments. These inputs are summarized into three broad levels as described below:

●	Level 1 – quoted prices in active markets for identical securities;
●	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, benchmark yields, bids, offers, transactions, spreads and other relationships observed in the markets among market securities, underlying equity of the issuer, proprietary pricing models, credit risk, etc.); or
●	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The following is a summary of the inputs used, as of September 30, 2015, in valuing the Funds’ assets:

International:	Level 1	Level 2	Level 3	Total
Investments
Common Stocks(a)	$3,036,697,975	$-	$-	$3,036,697,975
Short-Term Investments	56,000,000	-	-	56,000,000
Total Investments	$3,092,697,975	$-	$-	$3,092,697,975

Emerging Markets:	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$15,675,247	$-	$-	$15,675,247

Global Equity:	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$8,915,002	$-	$-	$8,915,002

Equity Opportunity:	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$12,247,301	$-	$-	$12,247,301

Mid Cap:	Level 1	Level 2	Level 3	Total
Investments
Common Stocks(a)	$1,364,923,213	$-	$-	$1,364,923,213
Short-Term Investments	25,000,000	-	-	25,000,000
Total Investments	$1,389,923,213	$-	$-	$1,389,923,213

Small Cap:	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$214,522,896	$-	$-	$214,522,896

Low Duration Bond:	Level 1	Level 2	Level 3	Total
Investments
Asset-Backed Securities	$-	$6,196,460	$-	$6,196,460
Commercial Mortgage-Backed Securities	-	2,815,175	-	2,815,175
Corporate Bonds	-	20,135,952	-	20,135,952
Mortgage-Backed Securities	-	12,516,079	-	12,516,079
Other Governments	-	334,163	-	334,163
U.S. Government and Agencies	-	5,623,537	-	5,623,537
Short-Term Investments	578,298	-	-	578,298
Total Investments	$578,298	$47,621,366	$-	$48,199,664

Core Bond:	Level 1	Level 2	Level 3	Total
Investments
Asset-Backed Securities	$-	$3,416,670	$-	$3,416,670
Commercial Mortgage-Backed Securities	-	11,441,203	-	11,441,203
Corporate Bonds	-	76,567,147	-	76,567,147
Mortgage-Backed Securities	-	28,471,770	-	28,471,770
Other Governments	-	2,334,686	-	2,334,686
U.S. Government and Agencies	-	68,601,880	-	68,601,880
Short-Term Investments	41,644,491	-	-	41,644,491
Total Investments	$41,644,491	$190,833,356	$-	$232,477,847

Other Financial Instruments(b)
Swap Contracts	$-	$63,478	$-	$63,478

Core Plus Bond:	Level 1	Level 2	Level 3	Total
Assets
Investments
Asset-Backed Securities	$-	$15,905,375	$-	$15,905,375
Commercial Mortgage-Backed Securities	-	22,177,519	-	22,177,519
Corporate Bonds	-	255,588,430	-	255,588,430
Mortgage-Backed Securities	-	76,082,833	-	76,082,833
Other Governments	-	14,189,316	-	14,189,316
U.S. Government and Agencies	-	303,121,747	-	303,121,747
Short-Term Investments	152,352,062	-	-	152,352,062
Total Investments	$152,352,062	$687,065,220	$-	$839,417,282

Other Financial Instruments(b)
Swap Contracts	$-	$260,588	$-	$260,588

Liabilities
Other Financial Instruments(b)
Forward Contracts	$-	$2,268,129	$-	$2,268,129

Unconstrained Bond:	Level 1	Level 2	Level 3	Total
Assets
Investments
Asset-Backed Securities	$-	$91,698,042	$-	$91,698,042
Commercial Mortgage-Backed Securities	-	10,082,908	-	10,082,908
Corporate Bonds	-	829,648,761	-	829,648,761
Mortgage-Backed Securities	-	59,346,860	-	59,346,860
Other Governments	-	53,444,098	-	53,444,098
U.S. Government and Agencies	-	42,745,073	-	42,745,073
Short-Term Investments	383,138,235	-	-	383,138,235
Total Investments	$383,138,235	$1,086,965,742	$-	$1,470,103,977

Other Financial Instruments(b)
Swap Contracts	$-	$121,546	$-	$121,546

Liabilities
Other Financial Instruments(b)
Forward Contracts	$-	$6,949,891	$-	$6,949,891

(a)	For a detailed break-out of common stocks by sector or country classification, please refer to the Schedule of Investments.
(b)	Other financial instruments are derivative instruments, such as forward contracts, futures contracts and swap contracts. Forward contracts, futures contracts and swap contracts are shown at the fair value of the instrument.

The Funds did not hold any Level 3 investments during the period ended September 30, 2015.  It is the Funds' policy to recognize transfers between Levels at the end of the period.  There were no transfers at period end. A security’s classification as Level 1 or Level 2 within the International, Emerging Markets, and Global Equity Funds can move on a daily basis throughout the year depending on whether or not the Fund has determined the value of securities principally traded in foreign markets has become stale between the close of the foreign exchanges and the time the Funds calculate their NAV. Per the Funds' Pricing and Fair Value Determinations Policies and Procedures, if the price has become stale, a fair value adjustment will be made to the impacted securities and these fair value adjusted securities are considered to be priced using Level 2 inputs.

(b)	Derivatives – The following disclosure provides certain information about the Funds’ derivative and hedging activities.

i.	Forward currency contracts — The Low Duration Bond, Core Plus Bond and Unconstrained Bond Funds’ policies permit the Funds to enter into forward currency contracts (“forward contracts”) in order to hedge the impact of adverse changes in the relationships between the US$ and various foreign currencies, or for any other lawful hedging purpose consistent with their investment objectives. Forward contracts are agreements between two parties to exchange different currencies at a specified rate at an agreed upon future date. The fair value of a forward contract fluctuates with changes in currency exchange rates. Outstanding forward contracts are valued daily at current forward rates and the resulting change in market value is recorded as unrealized appreciation or depreciation. When a forward contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the forward contract was opened and the value at the time it was closed.

The risks to the Funds of entering into forward contracts include the inability of counterparties to meet the terms of their contracts, future adverse movement in currency values and contract positions that are not exact offsets.

Details of forward contracts, if any, at period end are included in the Schedules of Investments under the caption “Forward Contracts.”

ii.	Credit default swap contracts — The Low Duration Bond, Core Bond, Core Plus Bond and Unconstrained Bond Funds’ policies permit the Funds to enter into credit default swap agreements to enhance the Funds’ returns, increase liquidity and/or gain exposure to certain instruments or markets (i.e., the corporate bond market) in a relatively efficient way. The credit default swap agreement may have as a reference obligation one or more securities that are or are not currently held by a Fund. The Funds may enter into credit default swap agreements either as a buyer or seller. The buyer in a credit default swap agreement is obligated to pay the seller a periodic fee, typically expressed in basis points on the principal amount of the underlying obligation (the “notional” amount), over the term of the agreement in return for a contingent payment upon the occurrence of a credit event with respect to the underlying reference obligation. A credit event is typically a default. If a Fund is a buyer and no credit event occurs, the Fund may lose its investment and recover nothing. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a seller, a Fund accrues for and receives a fixed rate of income throughout the term of the agreement, which typically is between one month and five years, provided that no credit event occurs. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap. If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a credit event occurs, the maximum payout amount for a sale contract is limited to the notional amount of the swap contract (“Maximum Payout Amount”). Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality. Interest paid to or by the Funds is accrued daily and included in realized gain (loss) on swap agreements. The contracts are marked-to-market daily using fair value estimates provided by an independent pricing service. Changes in value are recorded as unrealized appreciation (depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. The change in value of swap agreements, including accruals of periodic amounts of interest to be paid or received is reported as unrealized gains or losses. Gains or losses are realized upon termination of the contracts.

Credit default swaps sold by a Fund may involve greater risks than if a Fund had invested in the reference obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty credit risk and credit risk of the issuer.

In addition, the value of the reference obligation received by a Fund as a seller if a credit event occurs, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund. The Fund bears the risk that the counterparty will default, and this could result in a loss of the expected benefit of the transaction and possibly other losses to the Fund.

Details of swap contracts at period end are included in the Schedules of Investments under the caption “Swap Contracts.”

iii.	Futures contracts — The Low Duration Bond, Core Bond, Core Plus Bond and Unconstrained Bond Funds’ policies permit the Funds to enter into futures contracts (“Futures”), including interest rate, U.S. Treasury and fixed income index Futures, as a hedge against movements in the equity and bond markets in order to establish more definitively the effective return on securities held or intended to be acquired by the Funds or for other purposes permissible under the Commodity Exchange Act, including as a means to gain or reduce exposure to a reference instrument without actually buying or selling it.

When a Fund enters into Futures, it must deliver to an account controlled by the futures commission merchant (“FCM”) an amount referred to as “initial margin.” Initial margin requirements are determined by the respective exchanges on which the Futures are traded and the FCM. Thereafter, a “variation margin” amount may be required to be paid by the Fund or received by the Fund in accordance with margin controls set for such accounts, depending upon changes in the marked-to-market value of the Futures. The account is marked-to-market daily and the unrealized gains or losses are recorded as variation margin and monitored by the Advisor and custodian on a daily basis. When Futures are closed out, the Fund recognizes a realized gain or loss.

The risks of entering into Futures include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instrument. The purchase of Futures involves the risk that the Fund could lose more than the amount invested in Futures.

Details of Futures at period end are included in the Schedules of Investments under the caption “Futures Contracts.”

(c)	To-Be-Announced Securities - The Low Duration Bond, Core Bond, Core Plus Bond and Unconstrained Bond Funds’ policies permit the Funds to enter into to-be-announced securities.

A to-be-announced mortgage-backed security (“TBA”) is a mortgage-backed security, such as a Ginnie Mae pass-through security, that is purchased or sold with specific pools of cash that will constitute that Ginnie Mae pass-through security, to be announced on a future settlement date. At the time of purchase of a TBA, the seller does not specify the particular mortgage-backed securities to be delivered but rather agrees to accept any mortgage-backed security that meets specified terms. The Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages, but the seller would not identify the specific underlying mortgages until shortly before it issues the mortgage-backed security.

TBAs increase interest rate risks because the underlying mortgages may be less favorable than anticipated by a Fund. As a purchaser of a TBA, the Fund will segregate or “earmark” cash or cash equivalent securities in accordance with procedures adopted by the Board equal to the value of the TBA, marked-to-market daily in accordance with pertinent SEC positions. As a seller of a TBA, the Fund will segregate or “earmark” in accordance with procedures adopted by the Board the equivalent deliverable security up to the obligation required to be delivered. Earmarked commitment for to-be-announced securities is presented in the Schedule of Investments. As of September 30, 2015, the Funds were not entered into to-be-announced securities.

(d)	Security Transactions and Related Investment Income – Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income and distributions to shareholders are recorded on ex-dividend dates. Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Realized gains and losses on investments and unrealized appreciation and depreciation of investments are reported on the identified cost basis, which is also used for income tax purposes.

(e)	Foreign Currency and Risk – Amounts denominated in, or expected to settle in, foreign currencies (“FCs”) are translated into United States dollars (“US$”) at rates provided by an independent pricing service on the following basis:

i.	Assets and liabilities – at the closing rate of exchange as of 4:00 p.m. Eastern Standard Time on September 30, 2015.

ii.	Purchases and sales of investment securities, income and expenses – at the rate of exchange prevailing on the respective dates of such transactions (or the average rate if significant rate fluctuations have not occurred).

The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held.

Reported net realized foreign currency gains or losses arise from sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the US$ equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in the exchange rate.

Foreign investments present additional risks due to currency fluctuations, economic and political factors, government regulations, differences in accounting standards and other factors. Investments in emerging markets involve even greater risks.

(f)	Federal Income Taxes –

At September 30, 2015, gross unrealized appreciation and (depreciation) of investments, based on cost for federal income tax purposes were as follows:

FUND	COST OF INVESTMENTS FOR FEDERAL TAX PURPOSES	GROSS UNREALIZED APPRECIATION FOR FEDERAL TAX PURPOSES	GROSS UNREALIZED DEPRECIATION FOR FEDERAL TAX PURPOSES	NET UNREALIZED APPRECIATION/ (DEPRECIATION) FOR FEDERAL TAX PURPOSES
International	$2,599,276,757	$808,255,390	$(314,834,172)	$493,421,218
Emerging Markets	18,264,898	561,350	(3,151,001)	(2,589,651)
Global Equity	8,098,242	1,401,458	(584,698)	816,760
Equity Opportunity	12,673,489	574,164	(1,000,352)	(426,188)
Mid Cap	1,377,144,004	88,238,126	(75,458,917)	12,779,209
Small Cap	175,846,539	69,722,355	(31,045,998)	38,676,357
Low Duration Bond	48,339,518	123,852	(263,706)	(139,854)
Core Bond	231,543,303	2,113,469	(1,178,925)	934,544
Core Plus Bond	837,407,299	7,937,093	(5,927,110)	2,009,983
Unconstrained Bond	1,484,755,430	5,995,957	(20,647,410)	(14,651,453)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

(g)	Amortization – Discounts and premiums on securities purchased are amortized over the life of the respective securities.

(h)	Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims against the Funds that have not yet occurred. Based on experience, the Funds expect the risk of loss to be remote.

Item 2. Controls and Procedures

a)	The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Scout Funds

/s/ Andrew J. Iseman
Andrew J. Iseman
Principal Executive Officer
November 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Andrew J. Iseman
Andrew J. Iseman
Principal Executive Officer
November 24, 2015

/s/ Scott A. Betz
Scott A. Betz
Principal Financial Officer
November 24, 2015